UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2009

Item 1. Reports to Stockholders

Fidelity®

Large Cap Stock

Fund

Semiannual Report

October 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a strong upswing in the global equity markets since last March, as signs of improvement in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2009 to October 31, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value May 1, 2009	Ending Account Value October 31, 2009	Expenses Paid During Period* May 1, 2009 to October 31, 2009
Actual	1.07%	$ 1,000.00	$ 1,253.70	$ 6.08
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,019.81	$ 5.45

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co.	3.7	3.2
Cisco Systems, Inc.	3.3	2.8
Wells Fargo & Co.	3.3	2.1
Exxon Mobil Corp.	3.1	0.7
Bank of America Corp.	2.9	1.2
Pfizer, Inc.	2.5	1.3
Inverness Medical Innovations, Inc.	2.0	3.9
Apple, Inc.	1.9	1.5
Procter & Gamble Co.	1.9	1.0
PNC Financial Services Group, Inc.	1.8	1.3
	26.4
Top Five Market Sectors as of October 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.3	23.7
Financials	20.5	16.4
Health Care	14.2	14.1
Consumer Discretionary	11.3	14.0
Energy	9.3	8.6
Asset Allocation (% of fund's net assets)
As of October 31, 2009*		As of April 30, 2009**
	Stocks 100.0%		Stocks 100.0%
	Convertible Securities†† 0.0%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets†† 0.0%		Short-Term Investments and Net Other Assets† (0.2)%
* Foreign investments	9.3%	** Foreign investments	13.2%

† Short-Term Investments and Net Other Assets are not included in the pie chart.
†† Amount represents less than 0.1%

Semiannual Report

Investments October 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.3%
Auto Components - 1.0%
Johnson Controls, Inc.	123,200	$ 2,947
Tenneco, Inc. (a)	208,148	2,835
TRW Automotive Holdings Corp. (a)	90,300	1,413
		7,195
Automobiles - 0.6%
Ford Motor Co. (a)	270,600	1,894
Harley-Davidson, Inc.	86,400	2,153
		4,047
Distributors - 0.0%
Li & Fung Ltd.	18,000	75
Diversified Consumer Services - 0.2%
DeVry, Inc.	22,987	1,271
Household Durables - 1.9%
KB Home (d)	313,631	4,447
Lennar Corp. Class A	176,400	2,223
Newell Rubbermaid, Inc.	510,200	7,403
		14,073
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	32,100	3,814
Leisure Equipment & Products - 0.2%
Brunswick Corp.	139,900	1,326
Media - 1.5%
DISH Network Corp. Class A (a)	34,000	592
McGraw-Hill Companies, Inc.	211,125	6,076
The DIRECTV Group, Inc. (a)	52,500	1,381
Viacom, Inc. Class B (non-vtg.) (a)	74,000	2,042
Virgin Media, Inc.	54,300	759
		10,850
Multiline Retail - 0.6%
Target Corp.	95,600	4,630
Specialty Retail - 4.3%
Home Depot, Inc.	272,985	6,849
Lowe's Companies, Inc.	441,100	8,632
O'Reilly Automotive, Inc. (a)	70,300	2,621
Staples, Inc.	591,105	12,827
		30,929
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands, Inc. (a)	183,366	$ 3,964
TOTAL CONSUMER DISCRETIONARY		82,174
CONSUMER STAPLES - 9.0%
Beverages - 0.7%
Anheuser-Busch InBev SA NV	61,742	2,908
The Coca-Cola Co.	48,736	2,598
		5,506
Food & Staples Retailing - 3.2%
Costco Wholesale Corp.	6,600	375
CVS Caremark Corp.	279,220	9,856
Sysco Corp.	15,200	402
Wal-Mart Stores, Inc.	206,200	10,244
Walgreen Co.	56,100	2,122
		22,999
Food Products - 1.7%
Ausnutria Dairy Hunan Co. Ltd. Class H	1,031,000	873
Danone	81,831	4,932
Nestle SA (Reg.)	143,518	6,688
		12,493
Household Products - 1.9%
Procter & Gamble Co.	237,791	13,792
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	33,000	1,403
Tobacco - 1.3%
Lorillard, Inc.	14,000	1,088
Philip Morris International, Inc.	174,228	8,251
		9,339
TOTAL CONSUMER STAPLES		65,532
ENERGY - 9.3%
Energy Equipment & Services - 1.3%
Schlumberger Ltd.	35,800	2,227
Smith International, Inc.	152,200	4,221
Weatherford International Ltd. (a)	158,200	2,773
		9,221
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 8.0%
Arch Coal, Inc.	65,100	$ 1,410
Chevron Corp.	171,400	13,119
Denbury Resources, Inc. (a)	125,318	1,830
Exxon Mobil Corp.	316,600	22,691
Imperial Oil Ltd.	15,600	586
Marathon Oil Corp.	197,977	6,329
Occidental Petroleum Corp.	96,500	7,322
Royal Dutch Shell PLC Class A sponsored ADR	84,200	5,002
		58,289
TOTAL ENERGY		67,510
FINANCIALS - 20.5%
Capital Markets - 2.5%
Charles Schwab Corp.	141,100	2,447
Federated Investors, Inc. Class B (non-vtg.)	17,700	465
Goldman Sachs Group, Inc.	2,578	439
Morgan Stanley	218,395	7,015
Northern Trust Corp.	48,633	2,444
State Street Corp.	127,648	5,359
		18,169
Commercial Banks - 7.8%
Comerica, Inc.	142,135	3,944
HSBC Holdings PLC sponsored ADR	27,603	1,529
PNC Financial Services Group, Inc.	270,346	13,231
Regions Financial Corp.	786,200	3,805
Standard Chartered PLC (United Kingdom)	96,202	2,370
U.S. Bancorp, Delaware	343,200	7,969
Wells Fargo & Co.	863,053	23,751
		56,599
Consumer Finance - 0.5%
Capital One Financial Corp.	94,643	3,464
Diversified Financial Services - 7.7%
Bank of America Corp.	1,464,916	21,358
JPMorgan Chase & Co.	647,461	27,044
KKR Financial Holdings LLC (a)	632,765	2,898
Moody's Corp. (d)	186,241	4,410
NBH Holdings Corp. Class A (a)(e)	29,900	598
		56,308
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 0.3%
Genworth Financial, Inc. Class A	241,947	$ 2,569
Real Estate Management & Development - 0.8%
CB Richard Ellis Group, Inc. Class A (a)	329,374	3,409
Jones Lang LaSalle, Inc.	45,120	2,114
		5,523
Thrifts & Mortgage Finance - 0.9%
MGIC Investment Corp. (a)(d)	596,988	2,573
Radian Group, Inc. (d)	650,265	3,765
		6,338
TOTAL FINANCIALS		148,970
HEALTH CARE - 14.2%
Biotechnology - 2.2%
Alnylam Pharmaceuticals, Inc. (a)(d)	30,745	524
Amgen, Inc. (a)	124,798	6,705
Celgene Corp. (a)	21,900	1,118
Cephalon, Inc. (a)	42,952	2,344
Genzyme Corp. (a)	38,400	1,943
Vertex Pharmaceuticals, Inc. (a)	103,722	3,481
		16,115
Health Care Equipment & Supplies - 2.2%
CareFusion Corp. (a)	16,800	376
Inverness Medical Innovations, Inc. (a)	379,699	14,432
St. Jude Medical, Inc. (a)	44,000	1,500
		16,308
Health Care Providers & Services - 2.2%
Express Scripts, Inc. (a)	84,200	6,729
McKesson Corp.	40,200	2,361
UnitedHealth Group, Inc.	189,900	4,928
WellPoint, Inc. (a)	41,850	1,957
		15,975
Life Sciences Tools & Services - 0.1%
Covance, Inc. (a)	8,300	429
Pharmaceuticals - 7.5%
Abbott Laboratories	217,200	10,984
Allergan, Inc.	58,201	3,274
Cardiome Pharma Corp. (a)	61,600	236
Johnson & Johnson	203,500	12,017
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	321,463	$ 9,943
Pfizer, Inc.	1,051,900	17,914
		54,368
TOTAL HEALTH CARE		103,195
INDUSTRIALS - 7.0%
Aerospace & Defense - 1.5%
Honeywell International, Inc.	196,400	7,049
Lockheed Martin Corp.	5,283	363
Precision Castparts Corp.	10,300	984
Raytheon Co.	46,200	2,092
The Boeing Co.	13,600	650
		11,138
Air Freight & Logistics - 0.3%
TNT NV	38,700	1,030
United Parcel Service, Inc. Class B	21,300	1,143
		2,173
Building Products - 0.1%
Lennox International, Inc.	30,123	1,014
Commercial Services & Supplies - 0.1%
Ritchie Brothers Auctioneers, Inc. (d)	45,900	1,006
Electrical Equipment - 0.5%
Emerson Electric Co.	61,200	2,310
Regal-Beloit Corp.	28,426	1,333
		3,643
Industrial Conglomerates - 0.5%
Koninklijke Philips Electronics NV (NY Shares)	14,412	362
Siemens AG (Reg.)	6,511	586
Textron, Inc.	152,400	2,710
		3,658
Machinery - 3.1%
Cummins, Inc.	100,199	4,315
Deere & Co.	60,100	2,738
Ingersoll-Rand Co. Ltd.	306,600	9,685
PACCAR, Inc.	122,400	4,579
Parker Hannifin Corp.	20,800	1,102
		22,419
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.9%
Union Pacific Corp.	113,300	$ 6,247
TOTAL INDUSTRIALS		51,298
INFORMATION TECHNOLOGY - 22.3%
Communications Equipment - 5.9%
Cisco Systems, Inc. (a)	1,074,300	24,548
Juniper Networks, Inc. (a)	226,900	5,788
QUALCOMM, Inc.	312,600	12,945
		43,281
Computers & Peripherals - 3.6%
Apple, Inc. (a)	74,200	13,987
EMC Corp. (a)	82,700	1,362
Hewlett-Packard Co.	209,000	9,919
International Business Machines Corp.	5,100	615
		25,883
Electronic Equipment & Components - 0.8%
Corning, Inc.	252,550	3,690
Tyco Electronics Ltd.	96,416	2,049
		5,739
Internet Software & Services - 1.2%
Google, Inc. Class A (a)	15,313	8,210
Open Text Corp. (a)	10,600	395
		8,605
IT Services - 1.8%
Accenture PLC Class A	56,500	2,095
Cognizant Technology Solutions Corp. Class A (a)	93,842	3,627
Echo Global Logistics, Inc.	117,110	1,528
MasterCard, Inc. Class A	12,400	2,716
Paychex, Inc.	26,197	744
Visa, Inc. Class A	31,700	2,402
		13,112
Semiconductors & Semiconductor Equipment - 6.2%
Altera Corp.	200,200	3,962
Applied Materials, Inc.	222,303	2,712
ARM Holdings PLC sponsored ADR	9,933	72
ASML Holding NV (NY Shares)	247,400	6,665
Lam Research Corp. (a)	177,602	5,989
MEMC Electronic Materials, Inc. (a)	819,748	10,181
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
National Semiconductor Corp.	492,590	$ 6,374
Samsung Electronics Co. Ltd.	1,735	1,040
Taiwan Semiconductor Manufacturing Co. Ltd.	1,579,453	2,854
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	540,201	5,154
		45,003
Software - 2.8%
Activision Blizzard, Inc. (a)	106,900	1,158
Adobe Systems, Inc. (a)	231,088	7,612
Autonomy Corp. PLC (a)	248,372	5,476
Citrix Systems, Inc. (a)	47,300	1,739
Informatica Corp. (a)	55,000	1,168
Salesforce.com, Inc. (a)	37,702	2,140
VMware, Inc. Class A (a)	23,200	892
		20,185
TOTAL INFORMATION TECHNOLOGY		161,808
MATERIALS - 3.5%
Chemicals - 3.5%
Albemarle Corp.	118,600	3,745
Dow Chemical Co.	325,200	7,636
E.I. du Pont de Nemours & Co.	157,900	5,024
Monsanto Co.	49,500	3,325
W.R. Grace & Co. (a)	264,400	5,788
		25,518
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	3,000	77
Verizon Communications, Inc.	439,006	12,990
		13,067
UTILITIES - 1.1%
Electric Utilities - 0.8%
American Electric Power Co., Inc.	117,400	3,548
Entergy Corp.	27,000	2,071
		5,619
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.3%
AES Corp.	188,400	$ 2,462
TOTAL UTILITIES		8,081
TOTAL COMMON STOCKS (Cost $715,115)		727,153
Convertible Bonds - 0.0%
	Principal Amount (000s)
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Calpine Corp.:
6% 9/30/14 (c)(f)	$ 1,360	170
7.75% 6/1/15 (c)	2,950	0*
		170
TOTAL CONVERTIBLE BONDS (Cost $301)		170
Money Market Funds - 1.6%
	Shares
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(g) (Cost $11,675)	11,675,000	11,675
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $727,091)		738,998
NET OTHER ASSETS - (1.6)%		(11,986)
NET ASSETS - 100%		$ 727,012
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $598,000 or 0.1% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 6
Fidelity Securities Lending Cash Central Fund	40
Total	$ 46
Other Information

The following is a summary of the inputs used, as of October 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 82,174	$ 82,099	$ 75	$ -
Consumer Staples	65,532	64,659	873	-
Energy	67,510	67,510	-	-
Financials	148,970	148,372	598	-
Health Care	103,195	103,195	-	-
Industrials	51,298	50,712	586	-
Information Technology	161,808	157,914	3,894	-
Materials	25,518	25,518	-	-
Telecommunication Services	13,067	13,067	-	-
Utilities	8,081	8,081	-	-
Corporate Bonds	170	-	-	170
Money Market Funds	11,675	11,675	-	-
Total Investments in Securities	$ 738,998	$ 732,802	$ 6,026	$ 170
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 237
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	586
Cost of Purchases	-
Proceeds of Sales	(653)
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 170
The change in unrealized gain (loss) attributable to Level 3 securities at October 31, 2009	$ 586

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information
At April 30, 2009, the fund had a capital loss carryforward of approximately $183,014,000 all of which will expire on April 30, 2017.
The fund intends to elect to defer to its fiscal year ending April 30, 2010 approximately $118,101,000 of losses recognized during the period November 1, 2008 to April 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $10,943) - See accompanying schedule: Unaffiliated issuers (cost $715,416)	$ 727,323
Fidelity Central Funds (cost $11,675)	11,675
Total Investments (cost $727,091)		$ 738,998
Receivable for investments sold		20,321
Receivable for fund shares sold		988
Dividends receivable		551
Distributions receivable from Fidelity Central Funds		2
Prepaid expenses		4
Other receivables		32
Total assets		760,896

Liabilities
Payable to custodian bank	$ 1,037
Payable for investments purchased	19,123
Payable for fund shares redeemed	1,365
Accrued management fee	423
Other affiliated payables	210
Other payables and accrued expenses	51
Collateral on securities loaned, at value	11,675
Total liabilities		33,884

Net Assets		$ 727,012
Net Assets consist of:
Paid in capital		$ 933,763
Undistributed net investment income		989
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(219,648)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		11,908
Net Assets, for 52,623 shares outstanding		$ 727,012
Net Asset Value, offering price and redemption price per share ($727,012 ÷ 52,623 shares)		$ 13.82

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended October 31, 2009 (Unaudited)

Investment Income
Dividends		$ 4,835
Interest		3
Income from Fidelity Central Funds		46
Total income		4,884

Expenses
Management fee Basic fee	$ 1,963
Performance adjustment	328
Transfer agent fees	1,143
Accounting and security lending fees	137
Custodian fees and expenses	91
Independent trustees' compensation	2
Registration fees	38
Audit	29
Legal	1
Interest	3
Miscellaneous	8
Total expenses before reductions	3,743
Expense reductions	(61)	3,682
Net investment income (loss)		1,202
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	113,663
Foreign currency transactions	(3)
Total net realized gain (loss)		113,660
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $22)	36,661
Assets and liabilities in foreign currencies	9
Total change in net unrealized appreciation (depreciation)		36,670
Net gain (loss)		150,330
Net increase (decrease) in net assets resulting from operations		$ 151,532

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2009 (Unaudited)	Year ended April 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,202	$ 8,184
Net realized gain (loss)	113,660	(293,940)
Change in net unrealized appreciation (depreciation)	36,670	(88,730)
Net increase (decrease) in net assets resulting from operations	151,532	(374,486)
Distributions to shareholders from net investment income	(2,251)	(8,011)
Share transactions Proceeds from sales of shares	192,285	238,911
Reinvestment of distributions	2,203	7,594
Cost of shares redeemed	(203,657)	(378,534)
Net increase (decrease) in net assets resulting from share transactions	(9,169)	(132,029)
Total increase (decrease) in net assets	140,112	(514,526)

Net Assets
Beginning of period	586,900	1,101,426
End of period (including undistributed net investment income of $989 and undistributed net investment income of $2,038, respectively)	$ 727,012	$ 586,900
Other Information Shares
Sold	14,865	20,085
Issued in reinvestment of distributions	181	705
Redeemed	(15,479)	(29,279)
Net increase (decrease)	(433)	(8,489)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended October 31, 2009

Years ended April 30,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.06	$ 17.90	$ 18.72	$ 16.55	$ 13.72	$ 13.69
Income from Investment Operations
Net investment income (loss) C	.02	.15	.12	.13	.10	.13 F
Net realized and unrealized gain (loss)	2.78	(6.84)	(.45)	2.15	2.83	.04
Total from investment operations	2.80	(6.69)	(.33)	2.28	2.93	.17
Distributions from net investment income	(.04)	(.15)	(.12)	(.11)	(.10)	(.14)
Distributions from net realized gain	-	-	(.37)	-	-	-
Total distributions	(.04)	(.15)	(.49)	(.11)	(.10)	(.14)
Net asset value, end of period	$ 13.82	$ 11.06	$ 17.90	$ 18.72	$ 16.55	$ 13.72
Total Return B	25.37%	(37.37)%	(1.99)%	13.84%	21.43%	1.21%
Ratios to Average Net Assets D, G
Expenses before reductions	1.07% A	.84%	.98%	.82%	.78%	.78%
Expenses net of fee waivers, if any	1.07% A	.84%	.98%	.82%	.78%	.78%
Expenses net of all reductions	1.05% A	.83%	.97%	.81%	.73%	.75%
Net investment income (loss)	.34% A	1.19%	.62%	.75%	.67%	.94% F
Supplemental Data
Net assets, end of period (in millions)	$ 727	$ 587	$ 1,101	$ 930	$ 747	$ 612
Portfolio turnover rate E	218% A	159%	120%	96%	154%	55%

A Annualized

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .49%.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Large Cap Stock Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, December 16, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of October 31, 2009, for the Fund's investments as well as a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining value, is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Fund, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 54,974
Gross unrealized depreciation	(63,165)
Net unrealized appreciation (depreciation)	$ (8,191)

Tax cost	$ 747,189

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $743,913 and $754,702, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .65% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .33% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $44 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 44,402.47%		$ 3

Semiannual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $40.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $61 for the period.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Large Cap Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Large Cap Stock Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the fourth quartile for all the periods shown. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance relative to its peer group and benchmark. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of the fund through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Large Cap Stock Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008. The Board also noted the effect of the fund's performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2008.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Semiannual Report

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research

(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

LCS-USAN-1209
1.784861.106

Fidelity®

Mid-Cap Stock

Fund

Semiannual Report

October 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a strong upswing in the global equity markets since last March, as signs of improvement in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2009 to October 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value May 1, 2009	Ending Account Value October 31, 2009	Expenses Paid During Period* May 1, 2009 to October 31, 2009
Mid-Cap Stock	.63%
Actual		$ 1,000.00	$ 1,254.70	$ 3.58
HypotheticalA		$ 1,000.00	$ 1,022.03	$ 3.21
Class K	.38%
Actual		$ 1,000.00	$ 1,256.80	$ 2.16
HypotheticalA		$ 1,000.00	$ 1,023.29	$ 1.94

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Genworth Financial, Inc. Class A	2.3	0.0
Juniper Networks, Inc.	2.2	2.7
Flextronics International Ltd.	2.0	1.5
tw telecom, inc.	1.9	2.1
Hanesbrands, Inc.	1.8	1.6
Republic Services, Inc.	1.4	1.3
Tyco Electronics Ltd.	1.3	0.7
Comverse Technology, Inc.	1.3	1.8
Cephalon, Inc.	1.2	1.4
Ryder System, Inc.	1.2	0.8
	16.6
Top Five Market Sectors as of October 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.0	26.8
Consumer Discretionary	19.7	16.4
Financials	18.8	11.8
Industrials	12.9	11.9
Health Care	8.3	12.9
Asset Allocation (% of fund's net assets)
As of October 31, 2009 *		As of April 30, 2009 **
	Stocks 99.7%		Stocks 100.4%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets† (0.4)%
* Foreign investments	19.1%	** Foreign investments	22.3%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments October 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 19.7%
Auto Components - 3.1%
ArvinMeritor, Inc. (c)	1,000,000	$ 7,810
Autoliv, Inc.	500,000	16,790
BorgWarner, Inc.	1,000,000	30,320
Dana Holding Corp. (a)	1,000,000	5,660
Johnson Controls, Inc.	2,500,000	59,800
Magna International, Inc. Class A (sub. vtg.)	300,000	11,833
Tenneco, Inc. (a)	1,500,000	20,430
The Goodyear Tire & Rubber Co. (a)	2,000,000	25,760
TRW Automotive Holdings Corp. (a)	1,500,000	23,475
		201,878
Automobiles - 0.9%
Ford Motor Co. (a)	5,000,000	35,000
Harley-Davidson, Inc.	500,000	12,460
Thor Industries, Inc.	500,000	13,110
		60,570
Hotels, Restaurants & Leisure - 2.2%
Bally Technologies, Inc. (a)	500,000	19,695
InterContinental Hotel Group PLC ADR	1,250,000	15,888
MGM Mirage, Inc. (a)	1,500,000	13,905
Morgans Hotel Group Co. (a)(d)	1,500,000	4,980
Royal Caribbean Cruises Ltd. (a)	1,000,000	20,230
Starwood Hotels & Resorts Worldwide, Inc.	500,000	14,530
The Cheesecake Factory, Inc. (a)	750,000	13,635
Wyndham Worldwide Corp.	2,500,000	42,625
		145,488
Household Durables - 4.2%
Black & Decker Corp.	1,000,000	47,220
Harman International Industries, Inc.	1,000,000	37,610
Lennar Corp. Class A	1,700,000	21,420
Mohawk Industries, Inc. (a)	1,200,000	51,396
Newell Rubbermaid, Inc.	3,000,000	43,530
Whirlpool Corp. (c)	1,000,000	71,590
		272,766
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	250,000	29,703
Blue Nile, Inc. (a)(c)	600,000	36,030
		65,733
Leisure Equipment & Products - 0.2%
Polaris Industries, Inc. (c)	250,000	10,518
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 1.3%
CBS Corp. Class B	1,000,000	$ 11,770
Interpublic Group of Companies, Inc. (a)	4,000,000	24,080
National CineMedia, Inc. (d)	2,800,000	44,800
NeuLion, Inc. (a)	3,500,000	2,360
		83,010
Multiline Retail - 1.2%
JCPenney Co., Inc.	600,000	19,878
Macy's, Inc.	3,500,000	61,495
		81,373
Specialty Retail - 3.6%
Abercrombie & Fitch Co. Class A	500,000	16,410
AnnTaylor Stores Corp. (a)	1,000,000	12,970
bebe Stores, Inc.	1,000,000	6,260
Chico's FAS, Inc. (a)	1,000,000	11,950
Coldwater Creek, Inc. (a)(c)	1,000,000	5,750
Dick's Sporting Goods, Inc. (a)	1,050,000	23,825
Home Depot, Inc.	900,000	22,581
Office Depot, Inc. (a)	3,000,000	18,150
Pier 1 Imports, Inc. (a)	2,000,000	7,040
RadioShack Corp.	1,000,000	16,890
Sherwin-Williams Co.	250,000	14,260
Staples, Inc.	3,000,000	65,100
Talbots, Inc. (c)	1,806,928	16,389
		237,575
Textiles, Apparel & Luxury Goods - 2.0%
Hanesbrands, Inc. (a)(d)	5,500,000	118,910
Iconix Brand Group, Inc. (a)	980,800	11,436
		130,346
TOTAL CONSUMER DISCRETIONARY		1,289,257
CONSUMER STAPLES - 0.7%
Food & Staples Retailing - 0.3%
Rite Aid Corp. (a)(c)	15,000,000	19,350
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 0.4%
Corn Products International, Inc.	238,600	$ 6,724
Smithfield Foods, Inc. (a)(c)	1,500,000	20,010
		26,734
TOTAL CONSUMER STAPLES		46,084
ENERGY - 7.4%
Energy Equipment & Services - 2.2%
Exterran Holdings, Inc. (a)	1,000,000	20,430
Helmerich & Payne, Inc.	400,000	15,208
Noble Corp.	800,000	32,592
North American Energy Partners, Inc. (a)(d)	2,300,000	13,041
Patterson-UTI Energy, Inc.	2,000,000	31,160
Weatherford International Ltd. (a)	1,750,000	30,678
		143,109
Oil, Gas & Consumable Fuels - 5.2%
Chesapeake Energy Corp.	700,000	17,150
Comstock Resources, Inc. (a)	800,000	32,872
Continental Resources, Inc. (a)(c)	500,000	18,605
EXCO Resources, Inc.	1,000,000	15,620
Massey Energy Co.	750,000	21,818
OPTI Canada, Inc. (a)	3,000,000	5,264
Plains Exploration & Production Co. (a)	1,500,000	39,750
Range Resources Corp.	550,000	27,528
SandRidge Energy, Inc. (a)	1,000,000	10,230
Southwestern Energy Co. (a)	1,100,000	47,938
Ultra Petroleum Corp. (a)	1,000,000	48,550
Whiting Petroleum Corp. (a)	1,000,000	56,400
		341,725
TOTAL ENERGY		484,834
FINANCIALS - 18.8%
Capital Markets - 0.5%
Calamos Asset Management, Inc. Class A	900,000	9,540
Jefferies Group, Inc. (a)	1,000,000	26,100
		35,640
Commercial Banks - 6.2%
BB&T Corp.	1,176,600	28,133
Boston Private Financial Holdings, Inc.	1,500,000	8,925
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Cathay General Bancorp (c)	2,029,095	$ 17,917
Citizens Banking Corp., Michigan (a)	10,000,000	6,020
Comerica, Inc.	1,500,000	41,625
First Horizon National Corp.	1,523,853	18,027
Home Bancshares, Inc.	243,949	5,277
Huntington Bancshares, Inc.	5,386,900	20,524
Marshall & Ilsley Corp.	3,500,000	18,620
PNC Financial Services Group, Inc.	1,400,000	68,516
Regions Financial Corp.	12,000,000	58,080
SunTrust Banks, Inc.	2,600,000	49,686
Umpqua Holdings Corp.	1,000,000	9,910
Zions Bancorp (c)	4,000,000	56,640
		407,900
Consumer Finance - 1.4%
Capital One Financial Corp.	2,000,000	73,200
ORIX Corp. sponsored ADR (c)	500,000	16,150
		89,350
Diversified Financial Services - 1.3%
Bank of America Corp.	4,100,000	59,778
KKR Financial Holdings LLC (a)	6,000,000	27,480
		87,258
Insurance - 7.6%
Aon Corp.	500,000	19,255
Arch Capital Group Ltd. (a)	400,000	26,948
Axis Capital Holdings Ltd.	1,000,000	28,890
Everest Re Group Ltd.	600,000	52,494
Genworth Financial, Inc. Class A	14,000,000	148,672
Hartford Financial Services Group, Inc.	1,250,000	30,650
Lincoln National Corp.	2,500,090	59,577
MBIA, Inc. (a)(c)	2,000,000	8,120
Montpelier Re Holdings Ltd.	1,745,700	28,211
Protective Life Corp.	1,900,000	36,575
XL Capital Ltd. Class A	3,500,000	57,435
		496,827
Real Estate Investment Trusts - 0.9%
CBL & Associates Properties, Inc.	1,547,500	12,628
Host Hotels & Resorts, Inc.	1,500,000	15,165
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
LaSalle Hotel Properties (SBI)	750,000	$ 12,870
The Macerich Co. (c)	584,394	17,415
		58,078
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	1,804,000	18,671
Thrifts & Mortgage Finance - 0.6%
MGIC Investment Corp. (a)(c)	2,150,000	9,267
Radian Group, Inc.	2,000,000	11,580
Washington Federal, Inc.	876,500	15,032
		35,879
TOTAL FINANCIALS		1,229,603
HEALTH CARE - 8.3%
Biotechnology - 1.2%
Cephalon, Inc. (a)(c)	1,500,000	81,870
Health Care Equipment & Supplies - 4.9%
CareFusion Corp. (a)	1,000,000	22,370
Covidien PLC	1,600,000	67,392
Edwards Lifesciences Corp. (a)	500,000	38,470
Inverness Medical Innovations, Inc. (a)(c)	1,650,000	62,717
Masimo Corp. (a)	1,050,000	27,899
St. Jude Medical, Inc. (a)	2,250,000	76,680
Stryker Corp.	500,000	23,000
		318,528
Health Care Providers & Services - 2.2%
CIGNA Corp.	1,400,000	38,976
Emeritus Corp. (a)	461,549	8,613
Express Scripts, Inc. (a)	750,000	59,940
Sunrise Senior Living, Inc. (a)	2,100,000	8,736
Universal Health Services, Inc. Class B	500,000	27,825
		144,090
TOTAL HEALTH CARE		544,488
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 12.9%
Aerospace & Defense - 0.8%
Alliant Techsystems, Inc. (a)	162,600	$ 12,647
Precision Castparts Corp.	400,000	38,212
		50,859
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	400,000	22,044
Airlines - 0.4%
Hawaiian Holdings, Inc. (a)(d)	3,690,489	26,166
Building Products - 0.7%
Lennox International, Inc.	500,000	16,835
Masco Corp.	2,097,815	24,649
Trex Co., Inc. (a)(c)	419,451	6,673
		48,157
Commercial Services & Supplies - 1.7%
Republic Services, Inc.	3,400,000	88,094
Waste Management, Inc.	750,000	22,410
		110,504
Construction & Engineering - 0.3%
MasTec, Inc. (a)	1,600,000	18,880
Electrical Equipment - 0.6%
Regal-Beloit Corp.	500,000	23,440
Rockwell Automation, Inc.	400,000	16,380
		39,820
Industrial Conglomerates - 0.6%
Textron, Inc.	2,000,000	35,560
Machinery - 3.0%
AGCO Corp. (a)	1,400,000	39,354
Cummins, Inc.	600,000	25,836
Ingersoll-Rand Co. Ltd.	2,000,000	63,180
JTEKT Corp.	2,000,000	21,129
Middleby Corp. (a)(c)	186,103	8,432
Toro Co. (c)	500,000	18,510
Trinity Industries, Inc. (c)	1,000,000	16,880
		193,321
Marine - 0.2%
American Commercial Lines, Inc. (a)(c)	500,000	10,725
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - 0.5%
CoStar Group, Inc. (a)(c)	500,000	$ 19,410
IHS, Inc. Class A (a)	300,000	15,528
		34,938
Road & Rail - 3.8%
Avis Budget Group, Inc. (a)	1,000,000	8,400
Con-way, Inc.	1,400,000	46,186
CSX Corp.	1,000,000	42,180
Hertz Global Holdings, Inc. (a)(c)	2,500,000	23,275
Knight Transportation, Inc.	1,500,000	24,060
Old Dominion Freight Lines, Inc. (a)	1,000,000	25,990
Ryder System, Inc.	2,000,000	81,100
		251,191
TOTAL INDUSTRIALS		842,165
INFORMATION TECHNOLOGY - 22.0%
Communications Equipment - 5.0%
Adtran, Inc.	1,400,000	32,256
Comverse Technology, Inc. (a)	9,889,325	83,070
Finisar Corp. (a)(c)	540,771	4,029
Infinera Corp. (a)(c)	2,900,000	21,547
Juniper Networks, Inc. (a)	5,750,000	146,683
QUALCOMM, Inc.	900,000	37,269
		324,854
Computers & Peripherals - 0.2%
NCR Corp. (a)	1,500,000	15,225
Electronic Equipment & Components - 4.5%
Arrow Electronics, Inc. (a)	1,500,000	38,010
Avnet, Inc. (a)	1,000,000	24,780
Corning, Inc.	1,000,000	14,610
Flextronics International Ltd. (a)	20,000,000	129,600
Tyco Electronics Ltd.	4,000,000	85,000
		292,000
Internet Software & Services - 0.7%
IAC/InterActiveCorp (a)	750,000	14,205
Move, Inc. (a)(d)	15,000,000	30,750
		44,955
IT Services - 1.5%
Genpact Ltd. (a)	2,500,000	29,775
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Telvent GIT SA	1,200,000	$ 34,500
WNS Holdings Ltd. sponsored ADR (a)	2,750,000	37,620
		101,895
Semiconductors & Semiconductor Equipment - 7.8%
Altera Corp.	1,400,000	27,706
Analog Devices, Inc.	900,000	23,067
Applied Micro Circuits Corp. (a)(d)	6,500,000	50,830
ARM Holdings PLC sponsored ADR	3,000,000	21,810
ASML Holding NV (NY Shares)	1,500,000	40,410
Broadcom Corp. Class A (a)	1,200,000	31,932
Marvell Technology Group Ltd. (a)	3,000,000	41,160
MEMC Electronic Materials, Inc. (a)	726,200	9,019
Micron Technology, Inc. (a)	3,000,000	20,370
National Semiconductor Corp.	2,900,000	37,526
ON Semiconductor Corp. (a)	9,400,000	62,886
PMC-Sierra, Inc. (a)	4,500,000	38,340
Samsung Electronics Co. Ltd.	50,000	29,976
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	8,000,000	76,320
		511,352
Software - 2.3%
Adobe Systems, Inc. (a)	1,000,000	32,940
ANSYS, Inc. (a)	650,000	26,377
Autonomy Corp. PLC (a)	750,000	16,537
Citrix Systems, Inc. (a)	600,000	22,056
TIBCO Software, Inc. (a)	3,000,000	26,250
VMware, Inc. Class A (a)	750,000	28,823
		152,983
TOTAL INFORMATION TECHNOLOGY		1,443,264
MATERIALS - 4.4%
Chemicals - 1.3%
Airgas, Inc.	400,000	17,744
Intrepid Potash, Inc. (a)(c)	1,400,000	36,064
Terra Industries, Inc.	1,000,000	31,770
		85,578
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 2.9%
Agnico-Eagle Mines Ltd. (Canada)	900,000	$ 47,874
Newcrest Mining Ltd.	2,250,000	64,654
Newmont Mining Corp.	650,000	28,249
Silver Wheaton Corp. (a)	3,000,000	37,678
Timminco Ltd. (a)(c)(d)	7,000,000	11,895
		190,350
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp. (a)	2,000,000	10,500
TOTAL MATERIALS		286,428
TELECOMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 4.1%
Global Crossing Ltd. (a)(d)	4,500,000	51,300
Level 3 Communications, Inc. (a)	15,000,000	17,700
Qwest Communications International, Inc. (c)	20,000,000	71,800
tw telecom, inc. (a)(d)	10,000,000	126,000
		266,800
Wireless Telecommunication Services - 0.9%
Crown Castle International Corp. (a)	750,000	22,665
SBA Communications Corp. Class A (a)	750,000	21,158
Vivo Participacoes SA sponsored ADR	650,000	15,763
		59,586
TOTAL TELECOMMUNICATION SERVICES		326,386
UTILITIES - 0.5%
Independent Power Producers & Energy Traders - 0.5%
AES Corp.	2,516,600	32,892
TOTAL COMMON STOCKS (Cost $6,525,977)		6,525,401
Money Market Funds - 5.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.20% (e)	13,452,023	$ 13,452
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(e)	343,093,401	343,093
TOTAL MONEY MARKET FUNDS (Cost $356,545)		356,545
TOTAL INVESTMENT PORTFOLIO - 105.2% (Cost $6,882,522)		6,881,946
NET OTHER ASSETS - (5.2)%		(338,829)
NET ASSETS - 100%		$ 6,543,117
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 38
Fidelity Securities Lending Cash Central Fund	1,710
Total	$ 1,748
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Applied Micro Circuits Corp.	$ 34,880	$ 693	$ -	$ -	$ 50,830
Comverse Technology, Inc.	92,950	-	24,126	-	-
Global Crossing Ltd.	32,670	401	687	-	51,300
Hanesbrands, Inc.	82,300	9,107	72	-	118,910
Hawaiian Holdings, Inc.	-	30,636	-	-	26,166
Morgans Hotel Group Co.	2,285	4,529	-	-	4,980
Move, Inc.	29,923	1,092	337	-	30,750
National CineMedia, Inc.	45,839	-	5,532	960	44,800
North American Energy Partners, Inc.	9,085	-	-	-	13,041
Telvent GIT SA	35,794	-	28,635	-	-
Timminco Ltd.	5,133	4,463	-	-	11,895
tw telecom, inc.	105,685	-	19,929	-	126,000
Total	$ 476,544	$ 50,921	$ 79,318	$ 960	$ 478,672
Other Information

The following is a summary of the inputs used, as of October 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,289,257	$ 1,289,257	$ -	$ -
Consumer Staples	46,084	46,084	-	-
Energy	484,834	484,834	-	-
Financials	1,229,603	1,229,603	-	-
Health Care	544,488	544,488	-	-
Industrials	842,165	821,036	21,129	-
Information Technology	1,443,264	1,413,288	29,976	-
Materials	286,428	221,774	64,654	-
Telecommunication Services	326,386	326,386	-	-
Utilities	32,892	32,892	-	-
Money Market Funds	356,545	356,545	-	-
Total Investments in Securities:	$ 6,881,946	$ 6,766,187	$ 115,759	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	80.9%
Bermuda	3.8%
Canada	2.7%
Switzerland	2.3%
Ireland	2.0%
Singapore	2.0%
Taiwan	1.2%
Australia	1.0%
Others (individually less than 1%)	4.1%
100.0%
Income Tax Information
At April 30, 2009, the fund had a capital loss carryforward of approximately $717,619,000 all of which will expire on April 30, 2017.
The fund intends to elect to defer to its fiscal year ending April 30, 2010, approximately $1,048,996,000 of losses recognized during the period November 1, 2008 to April 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $322,938) - See accompanying schedule: Unaffiliated issuers (cost $5,853,286)	$ 6,046,729
Fidelity Central Funds (cost $356,545)	356,545
Other affiliated issuers (cost $672,691)	478,672
Total Investments (cost $6,882,522)		$ 6,881,946
Receivable for investments sold		174,366
Receivable for fund shares sold		8,283
Dividends receivable		1,551
Distributions receivable from Fidelity Central Funds		202
Prepaid expenses		40
Other receivables		323
Total assets		7,066,711

Liabilities
Payable for investments purchased	$ 167,853
Payable for fund shares redeemed	8,951
Accrued management fee	1,901
Other affiliated payables	1,592
Other payables and accrued expenses	204
Collateral on securities loaned, at value	343,093
Total liabilities		523,594

Net Assets		$ 6,543,117
Net Assets consist of:
Paid in capital		$ 8,184,220
Undistributed net investment income		7,748
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,648,297)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(554)
Net Assets		$ 6,543,117

Mid-Cap Stock: Net Asset Value, offering price and redemption price per share ($5,874,984 ÷ 281,189 shares)		$ 20.89

Class K: Net Asset Value, offering price and redemption price per share ($668,133 ÷ 31,971 shares)		$ 20.90

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended October 31, 2009 (Unaudited)

Investment Income
Dividends (including $960 earned from other affiliated issuers)		$ 25,223
Interest		1
Income from Fidelity Central Funds (including $1,710 from security lending)		1,748
Total income		26,972

Expenses
Management fee Basic fee	$ 17,356
Performance adjustment	(8,466)
Transfer agent fees	8,914
Accounting and security lending fees	683
Custodian fees and expenses	80
Independent trustees' compensation	21
Registration fees	47
Audit	38
Legal	24
Interest	6
Miscellaneous	83
Total expenses before reductions	18,786
Expense reductions	(344)	18,442
Net investment income (loss)		8,530
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	143,034
Other affiliated issuers	(5,084)
Foreign currency transactions	(38)
Total net realized gain (loss)		137,912
Change in net unrealized appreciation (depreciation) on: Investment securities	1,172,862
Assets and liabilities in foreign currencies	(21)
Total change in net unrealized appreciation (depreciation)		1,172,841
Net gain (loss)		1,310,753
Net increase (decrease) in net assets resulting from operations		$ 1,319,283

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2009 (Unaudited)	Year ended April 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,530	$ 9,044
Net realized gain (loss)	137,912	(2,202,748)
Change in net unrealized appreciation (depreciation)	1,172,841	(2,645,558)
Net increase (decrease) in net assets resulting from operations	1,319,283	(4,839,262)
Distributions to shareholders from net investment income	-	(7,694)
Distributions to shareholders from net realized gain	-	(131,543)
Total distributions	-	(139,237)
Share transactions - net increase (decrease)	48,794	(2,821,119)
Redemption fees	69	167
Total increase (decrease) in net assets	1,368,146	(7,799,451)

Net Assets
Beginning of period	5,174,971	12,974,422
End of period (including undistributed net investment income of $7,748 and accumulated net investment loss of $782, respectively)	$ 6,543,117	$ 5,174,971

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mid-Cap Stock

Six months ended October 31, 2009

Years ended April 30,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 16.65	$ 27.52	$ 32.43	$ 30.43	$ 21.57	$ 21.07
Income from Investment Operations
Net investment income (loss) D	.03	.02	(.06)	(.04) G	(.01) H	.05 I
Net realized and unrealized gain (loss)	4.21	(10.58)	(2.44)	3.38	9.51	.52
Total from investment operations	4.24	(10.56)	(2.50)	3.34	9.50	.57
Distributions from net investment income	-	(.02) L	-	-	(.04)	(.07)
Distributions from net realized gain	-	(.29) L	(2.41)	(1.34)	(.60)	-
Total distributions	-	(.31)	(2.41)	(1.34)	(.64)	(.07)
Redemption fees added to paid in capital D, K	-	-	-	-	-	-
Net asset value, end of period	$ 20.89	$ 16.65	$ 27.52	$ 32.43	$ 30.43	$ 21.57
Total Return B, C	25.47%	(38.76)%	(8.49)%	11.53%	44.52%	2.69%
Ratios to Average Net Assets E, J
Expenses before reductions	.63% A	.73%	.95%	.83%	.72%	.71%
Expenses net of fee waivers, if any	.63% A	.73%	.95%	.83%	.72%	.71%
Expenses net of all reductions	.62% A	.72%	.94%	.82%	.69%	.62%
Net investment income (loss)	.25% A	.11%	(.21)%	(.14)% G	(.03)% H	.22% I
Supplemental Data
Net assets, end of period (in millions)	$ 5,875	$ 4,763	$ 12,974	$ 15,234	$ 12,653	$ 7,942
Portfolio turnover rate F	89% A	73%	45%	52%	74%	186%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.20)%. H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.20)%. I Investment income per share reflects a special dividend which amounted to $.01 per share and in-kind dividend received in a corporate reorganization which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .08%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended October 31, 2009

Year ended April 30,

(Unaudited)

2009 G

Selected Per-Share Data
Net asset value, beginning of period	$ 16.63	$ 28.33
Income from Investment Operations
Net investment income (loss) D	.05	.05
Net realized and unrealized gain (loss)	4.22	(11.39)
Total from investment operations	4.27	(11.34)
Distributions from net investment income	-	(.07) J
Distributions from net realized gain	-	(.29) J
Total distributions	-	(.36)
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 20.90	$ 16.63
Total Return B, C	25.68%	(40.38)%
Ratios to Average Net Assets E, H
Expenses before reductions	.38% A	.52% A
Expenses net of fee waivers, if any	.38% A	.52% A
Expenses net of all reductions	.37% A	.52% A
Net investment income (loss)	.50% A	.31% A
Supplemental Data
Net assets, end of period (in millions)	$ 668	$ 412
Portfolio turnover rate F	89% A	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to April 30, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2009 (Unaudited)

1. Organization.

Fidelity Mid-Cap Stock Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Mid-Cap Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Mid-Cap Stock and Class K to eligible shareholders of Mid-Cap Stock. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

through the date that the financial statements were issued, December 15, 2009 have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of October 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Deferred Trustee Compensation - continued

distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, redemptions in kind, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,041,201
Gross unrealized depreciation	(1,060,114)
Net unrealized appreciation (depreciation)	$ (18,913)

Tax cost	$ 6,900,859

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,746,366 and $2,723,410, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Mid-Cap Stock as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .29% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Mid-Cap Stock. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Mid-Cap Stock	$ 8,745.31
Class K	169.06
	$ 8,914

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $77 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 16,638.45%		$ 6

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to

Semiannual Report

7. Security Lending - continued

the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

8. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Mid-Cap Stock's operating expenses. During the period, this reimbursement reduced the class' expenses by $10.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $334 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2009	Year ended April 30, 2009A
From net investment income
Mid-Cap Stock	$ -	$ 6,804
Class K	-	890
Total	$ -	$ 7,694
From net realized gain
Mid-Cap Stock	$ -	$ 131,185
Class K	-	358
Total	$ -	$ 131,543

A Distributions for Class K are for the period May 9, 2008 (commencement of sale of shares) to April 30, 2009.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended October 31, 2009 B	Year ended April 30, 2009 A	Six months ended October 31, 2009 B	Year ended April 30, 2009 A
Mid-Cap Stock
Shares sold	26,887	50,358	$ 535,975	$ 977,540
Conversion to Class K	(2,545)	(24,565)	(49,963)	(408,783)
Reinvestment of distributions	-	5,113	-	135,727
Shares redeemed	(29,238)	(216,202)	(585,476)	(3,937,402)
Net increase (decrease)	(4,896)	(185,296)	$ (99,464)	$ (3,232,918)
Class K
Shares sold	7,804	2,326	$ 162,033	$ 34,753
Conversion from Mid-Cap Stock	2,546	24,570	49,963	408,783
Reinvestment of distributions	-	83	-	1,249
Shares redeemed	(3,153)	(2,205)	(63,738)	(32,986)
Net increase (decrease)	7,197	24,774	$ 148,258	$ 411,799

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to April 30, 2009.

B Conversion transactions for Class K and Mid-Cap Stock are for the period May 1, 2009 through August 31, 2009.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid-Cap Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for Fidelity Mid-Cap Stock (retail class), as well as the fund's relative investment performance for Fidelity Mid-Cap Stock (retail class) measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Fidelity Mid-Cap Stock (retail class) of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. (Class K of the fund had less than one year of performance as of December 31, 2008.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of Fidelity Mid-Cap Stock (retail class) of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Mid-Cap Stock Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Mid-Cap Stock (retail class) of the fund was in the fourth quartile for the one-year period and the third quartile for the three- and five-year periods. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance relative to its peer group and benchmark. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of Fidelity Mid-Cap Stock (retail class) through May 31, 2009 and stated that it exceeded the fund's benchmark.

Semiannual Report

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Mid-Cap Stock Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for the period.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Semiannual Report

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research

(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

MCS-USAN-1209
1.784862.106

Fidelity®

Mid-Cap Stock

Fund -
Class K

Semiannual Report

October 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a strong upswing in the global equity markets since last March, as signs of improvement in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2009 to October 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value May 1, 2009	Ending Account Value October 31, 2009	Expenses Paid During Period* May 1, 2009 to October 31, 2009
Mid-Cap Stock	.63%
Actual		$ 1,000.00	$ 1,254.70	$ 3.58
HypotheticalA		$ 1,000.00	$ 1,022.03	$ 3.21
Class K	.38%
Actual		$ 1,000.00	$ 1,256.80	$ 2.16
HypotheticalA		$ 1,000.00	$ 1,023.29	$ 1.94

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Genworth Financial, Inc. Class A	2.3	0.0
Juniper Networks, Inc.	2.2	2.7
Flextronics International Ltd.	2.0	1.5
tw telecom, inc.	1.9	2.1
Hanesbrands, Inc.	1.8	1.6
Republic Services, Inc.	1.4	1.3
Tyco Electronics Ltd.	1.3	0.7
Comverse Technology, Inc.	1.3	1.8
Cephalon, Inc.	1.2	1.4
Ryder System, Inc.	1.2	0.8
	16.6
Top Five Market Sectors as of October 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	22.0	26.8
Consumer Discretionary	19.7	16.4
Financials	18.8	11.8
Industrials	12.9	11.9
Health Care	8.3	12.9
Asset Allocation (% of fund's net assets)
As of October 31, 2009 *		As of April 30, 2009 **
	Stocks 99.7%		Stocks 100.4%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets† (0.4)%
* Foreign investments	19.1%	** Foreign investments	22.3%

† Short-Term Investments and Net Other Assets are not included in the pie chart.

Semiannual Report

Investments October 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 19.7%
Auto Components - 3.1%
ArvinMeritor, Inc. (c)	1,000,000	$ 7,810
Autoliv, Inc.	500,000	16,790
BorgWarner, Inc.	1,000,000	30,320
Dana Holding Corp. (a)	1,000,000	5,660
Johnson Controls, Inc.	2,500,000	59,800
Magna International, Inc. Class A (sub. vtg.)	300,000	11,833
Tenneco, Inc. (a)	1,500,000	20,430
The Goodyear Tire & Rubber Co. (a)	2,000,000	25,760
TRW Automotive Holdings Corp. (a)	1,500,000	23,475
		201,878
Automobiles - 0.9%
Ford Motor Co. (a)	5,000,000	35,000
Harley-Davidson, Inc.	500,000	12,460
Thor Industries, Inc.	500,000	13,110
		60,570
Hotels, Restaurants & Leisure - 2.2%
Bally Technologies, Inc. (a)	500,000	19,695
InterContinental Hotel Group PLC ADR	1,250,000	15,888
MGM Mirage, Inc. (a)	1,500,000	13,905
Morgans Hotel Group Co. (a)(d)	1,500,000	4,980
Royal Caribbean Cruises Ltd. (a)	1,000,000	20,230
Starwood Hotels & Resorts Worldwide, Inc.	500,000	14,530
The Cheesecake Factory, Inc. (a)	750,000	13,635
Wyndham Worldwide Corp.	2,500,000	42,625
		145,488
Household Durables - 4.2%
Black & Decker Corp.	1,000,000	47,220
Harman International Industries, Inc.	1,000,000	37,610
Lennar Corp. Class A	1,700,000	21,420
Mohawk Industries, Inc. (a)	1,200,000	51,396
Newell Rubbermaid, Inc.	3,000,000	43,530
Whirlpool Corp. (c)	1,000,000	71,590
		272,766
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	250,000	29,703
Blue Nile, Inc. (a)(c)	600,000	36,030
		65,733
Leisure Equipment & Products - 0.2%
Polaris Industries, Inc. (c)	250,000	10,518
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - 1.3%
CBS Corp. Class B	1,000,000	$ 11,770
Interpublic Group of Companies, Inc. (a)	4,000,000	24,080
National CineMedia, Inc. (d)	2,800,000	44,800
NeuLion, Inc. (a)	3,500,000	2,360
		83,010
Multiline Retail - 1.2%
JCPenney Co., Inc.	600,000	19,878
Macy's, Inc.	3,500,000	61,495
		81,373
Specialty Retail - 3.6%
Abercrombie & Fitch Co. Class A	500,000	16,410
AnnTaylor Stores Corp. (a)	1,000,000	12,970
bebe Stores, Inc.	1,000,000	6,260
Chico's FAS, Inc. (a)	1,000,000	11,950
Coldwater Creek, Inc. (a)(c)	1,000,000	5,750
Dick's Sporting Goods, Inc. (a)	1,050,000	23,825
Home Depot, Inc.	900,000	22,581
Office Depot, Inc. (a)	3,000,000	18,150
Pier 1 Imports, Inc. (a)	2,000,000	7,040
RadioShack Corp.	1,000,000	16,890
Sherwin-Williams Co.	250,000	14,260
Staples, Inc.	3,000,000	65,100
Talbots, Inc. (c)	1,806,928	16,389
		237,575
Textiles, Apparel & Luxury Goods - 2.0%
Hanesbrands, Inc. (a)(d)	5,500,000	118,910
Iconix Brand Group, Inc. (a)	980,800	11,436
		130,346
TOTAL CONSUMER DISCRETIONARY		1,289,257
CONSUMER STAPLES - 0.7%
Food & Staples Retailing - 0.3%
Rite Aid Corp. (a)(c)	15,000,000	19,350
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 0.4%
Corn Products International, Inc.	238,600	$ 6,724
Smithfield Foods, Inc. (a)(c)	1,500,000	20,010
		26,734
TOTAL CONSUMER STAPLES		46,084
ENERGY - 7.4%
Energy Equipment & Services - 2.2%
Exterran Holdings, Inc. (a)	1,000,000	20,430
Helmerich & Payne, Inc.	400,000	15,208
Noble Corp.	800,000	32,592
North American Energy Partners, Inc. (a)(d)	2,300,000	13,041
Patterson-UTI Energy, Inc.	2,000,000	31,160
Weatherford International Ltd. (a)	1,750,000	30,678
		143,109
Oil, Gas & Consumable Fuels - 5.2%
Chesapeake Energy Corp.	700,000	17,150
Comstock Resources, Inc. (a)	800,000	32,872
Continental Resources, Inc. (a)(c)	500,000	18,605
EXCO Resources, Inc.	1,000,000	15,620
Massey Energy Co.	750,000	21,818
OPTI Canada, Inc. (a)	3,000,000	5,264
Plains Exploration & Production Co. (a)	1,500,000	39,750
Range Resources Corp.	550,000	27,528
SandRidge Energy, Inc. (a)	1,000,000	10,230
Southwestern Energy Co. (a)	1,100,000	47,938
Ultra Petroleum Corp. (a)	1,000,000	48,550
Whiting Petroleum Corp. (a)	1,000,000	56,400
		341,725
TOTAL ENERGY		484,834
FINANCIALS - 18.8%
Capital Markets - 0.5%
Calamos Asset Management, Inc. Class A	900,000	9,540
Jefferies Group, Inc. (a)	1,000,000	26,100
		35,640
Commercial Banks - 6.2%
BB&T Corp.	1,176,600	28,133
Boston Private Financial Holdings, Inc.	1,500,000	8,925
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Cathay General Bancorp (c)	2,029,095	$ 17,917
Citizens Banking Corp., Michigan (a)	10,000,000	6,020
Comerica, Inc.	1,500,000	41,625
First Horizon National Corp.	1,523,853	18,027
Home Bancshares, Inc.	243,949	5,277
Huntington Bancshares, Inc.	5,386,900	20,524
Marshall & Ilsley Corp.	3,500,000	18,620
PNC Financial Services Group, Inc.	1,400,000	68,516
Regions Financial Corp.	12,000,000	58,080
SunTrust Banks, Inc.	2,600,000	49,686
Umpqua Holdings Corp.	1,000,000	9,910
Zions Bancorp (c)	4,000,000	56,640
		407,900
Consumer Finance - 1.4%
Capital One Financial Corp.	2,000,000	73,200
ORIX Corp. sponsored ADR (c)	500,000	16,150
		89,350
Diversified Financial Services - 1.3%
Bank of America Corp.	4,100,000	59,778
KKR Financial Holdings LLC (a)	6,000,000	27,480
		87,258
Insurance - 7.6%
Aon Corp.	500,000	19,255
Arch Capital Group Ltd. (a)	400,000	26,948
Axis Capital Holdings Ltd.	1,000,000	28,890
Everest Re Group Ltd.	600,000	52,494
Genworth Financial, Inc. Class A	14,000,000	148,672
Hartford Financial Services Group, Inc.	1,250,000	30,650
Lincoln National Corp.	2,500,090	59,577
MBIA, Inc. (a)(c)	2,000,000	8,120
Montpelier Re Holdings Ltd.	1,745,700	28,211
Protective Life Corp.	1,900,000	36,575
XL Capital Ltd. Class A	3,500,000	57,435
		496,827
Real Estate Investment Trusts - 0.9%
CBL & Associates Properties, Inc.	1,547,500	12,628
Host Hotels & Resorts, Inc.	1,500,000	15,165
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
LaSalle Hotel Properties (SBI)	750,000	$ 12,870
The Macerich Co. (c)	584,394	17,415
		58,078
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	1,804,000	18,671
Thrifts & Mortgage Finance - 0.6%
MGIC Investment Corp. (a)(c)	2,150,000	9,267
Radian Group, Inc.	2,000,000	11,580
Washington Federal, Inc.	876,500	15,032
		35,879
TOTAL FINANCIALS		1,229,603
HEALTH CARE - 8.3%
Biotechnology - 1.2%
Cephalon, Inc. (a)(c)	1,500,000	81,870
Health Care Equipment & Supplies - 4.9%
CareFusion Corp. (a)	1,000,000	22,370
Covidien PLC	1,600,000	67,392
Edwards Lifesciences Corp. (a)	500,000	38,470
Inverness Medical Innovations, Inc. (a)(c)	1,650,000	62,717
Masimo Corp. (a)	1,050,000	27,899
St. Jude Medical, Inc. (a)	2,250,000	76,680
Stryker Corp.	500,000	23,000
		318,528
Health Care Providers & Services - 2.2%
CIGNA Corp.	1,400,000	38,976
Emeritus Corp. (a)	461,549	8,613
Express Scripts, Inc. (a)	750,000	59,940
Sunrise Senior Living, Inc. (a)	2,100,000	8,736
Universal Health Services, Inc. Class B	500,000	27,825
		144,090
TOTAL HEALTH CARE		544,488
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 12.9%
Aerospace & Defense - 0.8%
Alliant Techsystems, Inc. (a)	162,600	$ 12,647
Precision Castparts Corp.	400,000	38,212
		50,859
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	400,000	22,044
Airlines - 0.4%
Hawaiian Holdings, Inc. (a)(d)	3,690,489	26,166
Building Products - 0.7%
Lennox International, Inc.	500,000	16,835
Masco Corp.	2,097,815	24,649
Trex Co., Inc. (a)(c)	419,451	6,673
		48,157
Commercial Services & Supplies - 1.7%
Republic Services, Inc.	3,400,000	88,094
Waste Management, Inc.	750,000	22,410
		110,504
Construction & Engineering - 0.3%
MasTec, Inc. (a)	1,600,000	18,880
Electrical Equipment - 0.6%
Regal-Beloit Corp.	500,000	23,440
Rockwell Automation, Inc.	400,000	16,380
		39,820
Industrial Conglomerates - 0.6%
Textron, Inc.	2,000,000	35,560
Machinery - 3.0%
AGCO Corp. (a)	1,400,000	39,354
Cummins, Inc.	600,000	25,836
Ingersoll-Rand Co. Ltd.	2,000,000	63,180
JTEKT Corp.	2,000,000	21,129
Middleby Corp. (a)(c)	186,103	8,432
Toro Co. (c)	500,000	18,510
Trinity Industries, Inc. (c)	1,000,000	16,880
		193,321
Marine - 0.2%
American Commercial Lines, Inc. (a)(c)	500,000	10,725
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - 0.5%
CoStar Group, Inc. (a)(c)	500,000	$ 19,410
IHS, Inc. Class A (a)	300,000	15,528
		34,938
Road & Rail - 3.8%
Avis Budget Group, Inc. (a)	1,000,000	8,400
Con-way, Inc.	1,400,000	46,186
CSX Corp.	1,000,000	42,180
Hertz Global Holdings, Inc. (a)(c)	2,500,000	23,275
Knight Transportation, Inc.	1,500,000	24,060
Old Dominion Freight Lines, Inc. (a)	1,000,000	25,990
Ryder System, Inc.	2,000,000	81,100
		251,191
TOTAL INDUSTRIALS		842,165
INFORMATION TECHNOLOGY - 22.0%
Communications Equipment - 5.0%
Adtran, Inc.	1,400,000	32,256
Comverse Technology, Inc. (a)	9,889,325	83,070
Finisar Corp. (a)(c)	540,771	4,029
Infinera Corp. (a)(c)	2,900,000	21,547
Juniper Networks, Inc. (a)	5,750,000	146,683
QUALCOMM, Inc.	900,000	37,269
		324,854
Computers & Peripherals - 0.2%
NCR Corp. (a)	1,500,000	15,225
Electronic Equipment & Components - 4.5%
Arrow Electronics, Inc. (a)	1,500,000	38,010
Avnet, Inc. (a)	1,000,000	24,780
Corning, Inc.	1,000,000	14,610
Flextronics International Ltd. (a)	20,000,000	129,600
Tyco Electronics Ltd.	4,000,000	85,000
		292,000
Internet Software & Services - 0.7%
IAC/InterActiveCorp (a)	750,000	14,205
Move, Inc. (a)(d)	15,000,000	30,750
		44,955
IT Services - 1.5%
Genpact Ltd. (a)	2,500,000	29,775
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Telvent GIT SA	1,200,000	$ 34,500
WNS Holdings Ltd. sponsored ADR (a)	2,750,000	37,620
		101,895
Semiconductors & Semiconductor Equipment - 7.8%
Altera Corp.	1,400,000	27,706
Analog Devices, Inc.	900,000	23,067
Applied Micro Circuits Corp. (a)(d)	6,500,000	50,830
ARM Holdings PLC sponsored ADR	3,000,000	21,810
ASML Holding NV (NY Shares)	1,500,000	40,410
Broadcom Corp. Class A (a)	1,200,000	31,932
Marvell Technology Group Ltd. (a)	3,000,000	41,160
MEMC Electronic Materials, Inc. (a)	726,200	9,019
Micron Technology, Inc. (a)	3,000,000	20,370
National Semiconductor Corp.	2,900,000	37,526
ON Semiconductor Corp. (a)	9,400,000	62,886
PMC-Sierra, Inc. (a)	4,500,000	38,340
Samsung Electronics Co. Ltd.	50,000	29,976
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	8,000,000	76,320
		511,352
Software - 2.3%
Adobe Systems, Inc. (a)	1,000,000	32,940
ANSYS, Inc. (a)	650,000	26,377
Autonomy Corp. PLC (a)	750,000	16,537
Citrix Systems, Inc. (a)	600,000	22,056
TIBCO Software, Inc. (a)	3,000,000	26,250
VMware, Inc. Class A (a)	750,000	28,823
		152,983
TOTAL INFORMATION TECHNOLOGY		1,443,264
MATERIALS - 4.4%
Chemicals - 1.3%
Airgas, Inc.	400,000	17,744
Intrepid Potash, Inc. (a)(c)	1,400,000	36,064
Terra Industries, Inc.	1,000,000	31,770
		85,578
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 2.9%
Agnico-Eagle Mines Ltd. (Canada)	900,000	$ 47,874
Newcrest Mining Ltd.	2,250,000	64,654
Newmont Mining Corp.	650,000	28,249
Silver Wheaton Corp. (a)	3,000,000	37,678
Timminco Ltd. (a)(c)(d)	7,000,000	11,895
		190,350
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp. (a)	2,000,000	10,500
TOTAL MATERIALS		286,428
TELECOMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 4.1%
Global Crossing Ltd. (a)(d)	4,500,000	51,300
Level 3 Communications, Inc. (a)	15,000,000	17,700
Qwest Communications International, Inc. (c)	20,000,000	71,800
tw telecom, inc. (a)(d)	10,000,000	126,000
		266,800
Wireless Telecommunication Services - 0.9%
Crown Castle International Corp. (a)	750,000	22,665
SBA Communications Corp. Class A (a)	750,000	21,158
Vivo Participacoes SA sponsored ADR	650,000	15,763
		59,586
TOTAL TELECOMMUNICATION SERVICES		326,386
UTILITIES - 0.5%
Independent Power Producers & Energy Traders - 0.5%
AES Corp.	2,516,600	32,892
TOTAL COMMON STOCKS (Cost $6,525,977)		6,525,401
Money Market Funds - 5.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.20% (e)	13,452,023	$ 13,452
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(e)	343,093,401	343,093
TOTAL MONEY MARKET FUNDS (Cost $356,545)		356,545
TOTAL INVESTMENT PORTFOLIO - 105.2% (Cost $6,882,522)		6,881,946
NET OTHER ASSETS - (5.2)%		(338,829)
NET ASSETS - 100%		$ 6,543,117
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 38
Fidelity Securities Lending Cash Central Fund	1,710
Total	$ 1,748
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Applied Micro Circuits Corp.	$ 34,880	$ 693	$ -	$ -	$ 50,830
Comverse Technology, Inc.	92,950	-	24,126	-	-
Global Crossing Ltd.	32,670	401	687	-	51,300
Hanesbrands, Inc.	82,300	9,107	72	-	118,910
Hawaiian Holdings, Inc.	-	30,636	-	-	26,166
Morgans Hotel Group Co.	2,285	4,529	-	-	4,980
Move, Inc.	29,923	1,092	337	-	30,750
National CineMedia, Inc.	45,839	-	5,532	960	44,800
North American Energy Partners, Inc.	9,085	-	-	-	13,041
Telvent GIT SA	35,794	-	28,635	-	-
Timminco Ltd.	5,133	4,463	-	-	11,895
tw telecom, inc.	105,685	-	19,929	-	126,000
Total	$ 476,544	$ 50,921	$ 79,318	$ 960	$ 478,672
Other Information

The following is a summary of the inputs used, as of October 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,289,257	$ 1,289,257	$ -	$ -
Consumer Staples	46,084	46,084	-	-
Energy	484,834	484,834	-	-
Financials	1,229,603	1,229,603	-	-
Health Care	544,488	544,488	-	-
Industrials	842,165	821,036	21,129	-
Information Technology	1,443,264	1,413,288	29,976	-
Materials	286,428	221,774	64,654	-
Telecommunication Services	326,386	326,386	-	-
Utilities	32,892	32,892	-	-
Money Market Funds	356,545	356,545	-	-
Total Investments in Securities:	$ 6,881,946	$ 6,766,187	$ 115,759	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	80.9%
Bermuda	3.8%
Canada	2.7%
Switzerland	2.3%
Ireland	2.0%
Singapore	2.0%
Taiwan	1.2%
Australia	1.0%
Others (individually less than 1%)	4.1%
100.0%
Income Tax Information
At April 30, 2009, the fund had a capital loss carryforward of approximately $717,619,000 all of which will expire on April 30, 2017.
The fund intends to elect to defer to its fiscal year ending April 30, 2010, approximately $1,048,996,000 of losses recognized during the period November 1, 2008 to April 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $322,938) - See accompanying schedule: Unaffiliated issuers (cost $5,853,286)	$ 6,046,729
Fidelity Central Funds (cost $356,545)	356,545
Other affiliated issuers (cost $672,691)	478,672
Total Investments (cost $6,882,522)		$ 6,881,946
Receivable for investments sold		174,366
Receivable for fund shares sold		8,283
Dividends receivable		1,551
Distributions receivable from Fidelity Central Funds		202
Prepaid expenses		40
Other receivables		323
Total assets		7,066,711

Liabilities
Payable for investments purchased	$ 167,853
Payable for fund shares redeemed	8,951
Accrued management fee	1,901
Other affiliated payables	1,592
Other payables and accrued expenses	204
Collateral on securities loaned, at value	343,093
Total liabilities		523,594

Net Assets		$ 6,543,117
Net Assets consist of:
Paid in capital		$ 8,184,220
Undistributed net investment income		7,748
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,648,297)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(554)
Net Assets		$ 6,543,117

Mid-Cap Stock: Net Asset Value, offering price and redemption price per share ($5,874,984 ÷ 281,189 shares)		$ 20.89

Class K: Net Asset Value, offering price and redemption price per share ($668,133 ÷ 31,971 shares)		$ 20.90

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended October 31, 2009 (Unaudited)

Investment Income
Dividends (including $960 earned from other affiliated issuers)		$ 25,223
Interest		1
Income from Fidelity Central Funds (including $1,710 from security lending)		1,748
Total income		26,972

Expenses
Management fee Basic fee	$ 17,356
Performance adjustment	(8,466)
Transfer agent fees	8,914
Accounting and security lending fees	683
Custodian fees and expenses	80
Independent trustees' compensation	21
Registration fees	47
Audit	38
Legal	24
Interest	6
Miscellaneous	83
Total expenses before reductions	18,786
Expense reductions	(344)	18,442
Net investment income (loss)		8,530
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	143,034
Other affiliated issuers	(5,084)
Foreign currency transactions	(38)
Total net realized gain (loss)		137,912
Change in net unrealized appreciation (depreciation) on: Investment securities	1,172,862
Assets and liabilities in foreign currencies	(21)
Total change in net unrealized appreciation (depreciation)		1,172,841
Net gain (loss)		1,310,753
Net increase (decrease) in net assets resulting from operations		$ 1,319,283

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2009 (Unaudited)	Year ended April 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,530	$ 9,044
Net realized gain (loss)	137,912	(2,202,748)
Change in net unrealized appreciation (depreciation)	1,172,841	(2,645,558)
Net increase (decrease) in net assets resulting from operations	1,319,283	(4,839,262)
Distributions to shareholders from net investment income	-	(7,694)
Distributions to shareholders from net realized gain	-	(131,543)
Total distributions	-	(139,237)
Share transactions - net increase (decrease)	48,794	(2,821,119)
Redemption fees	69	167
Total increase (decrease) in net assets	1,368,146	(7,799,451)

Net Assets
Beginning of period	5,174,971	12,974,422
End of period (including undistributed net investment income of $7,748 and accumulated net investment loss of $782, respectively)	$ 6,543,117	$ 5,174,971

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mid-Cap Stock

Six months ended October 31, 2009

Years ended April 30,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 16.65	$ 27.52	$ 32.43	$ 30.43	$ 21.57	$ 21.07
Income from Investment Operations
Net investment income (loss) D	.03	.02	(.06)	(.04) G	(.01) H	.05 I
Net realized and unrealized gain (loss)	4.21	(10.58)	(2.44)	3.38	9.51	.52
Total from investment operations	4.24	(10.56)	(2.50)	3.34	9.50	.57
Distributions from net investment income	-	(.02) L	-	-	(.04)	(.07)
Distributions from net realized gain	-	(.29) L	(2.41)	(1.34)	(.60)	-
Total distributions	-	(.31)	(2.41)	(1.34)	(.64)	(.07)
Redemption fees added to paid in capital D, K	-	-	-	-	-	-
Net asset value, end of period	$ 20.89	$ 16.65	$ 27.52	$ 32.43	$ 30.43	$ 21.57
Total Return B, C	25.47%	(38.76)%	(8.49)%	11.53%	44.52%	2.69%
Ratios to Average Net Assets E, J
Expenses before reductions	.63% A	.73%	.95%	.83%	.72%	.71%
Expenses net of fee waivers, if any	.63% A	.73%	.95%	.83%	.72%	.71%
Expenses net of all reductions	.62% A	.72%	.94%	.82%	.69%	.62%
Net investment income (loss)	.25% A	.11%	(.21)%	(.14)% G	(.03)% H	.22% I
Supplemental Data
Net assets, end of period (in millions)	$ 5,875	$ 4,763	$ 12,974	$ 15,234	$ 12,653	$ 7,942
Portfolio turnover rate F	89% A	73%	45%	52%	74%	186%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.20)%. H Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.20)%. I Investment income per share reflects a special dividend which amounted to $.01 per share and in-kind dividend received in a corporate reorganization which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .08%. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share. L The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

Six months ended October 31, 2009

Year ended April 30,

(Unaudited)

2009 G

Selected Per-Share Data
Net asset value, beginning of period	$ 16.63	$ 28.33
Income from Investment Operations
Net investment income (loss) D	.05	.05
Net realized and unrealized gain (loss)	4.22	(11.39)
Total from investment operations	4.27	(11.34)
Distributions from net investment income	-	(.07) J
Distributions from net realized gain	-	(.29) J
Total distributions	-	(.36)
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 20.90	$ 16.63
Total Return B, C	25.68%	(40.38)%
Ratios to Average Net Assets E, H
Expenses before reductions	.38% A	.52% A
Expenses net of fee waivers, if any	.38% A	.52% A
Expenses net of all reductions	.37% A	.52% A
Net investment income (loss)	.50% A	.31% A
Supplemental Data
Net assets, end of period (in millions)	$ 668	$ 412
Portfolio turnover rate F	89% A	73%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period May 9, 2008 (commencement of sale of shares) to April 30, 2009. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. I Amount represents less than $.01 per share. J The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2009 (Unaudited)

1. Organization.

Fidelity Mid-Cap Stock Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Mid-Cap Stock and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. After the commencement of Class K, the Fund began offering conversion privileges between Mid-Cap Stock and Class K to eligible shareholders of Mid-Cap Stock. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

through the date that the financial statements were issued, December 15, 2009 have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of October 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Deferred Trustee Compensation - continued

distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, certain foreign taxes, redemptions in kind, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,041,201
Gross unrealized depreciation	(1,060,114)
Net unrealized appreciation (depreciation)	$ (18,913)

Tax cost	$ 6,900,859

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 30 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,746,366 and $2,723,410, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Mid-Cap Stock as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .29% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Mid-Cap Stock. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets*
Mid-Cap Stock	$ 8,745.31
Class K	169.06
	$ 8,914

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $77 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 16,638.45%		$ 6

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $13 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to

Semiannual Report

7. Security Lending - continued

the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

8. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of Mid-Cap Stock's operating expenses. During the period, this reimbursement reduced the class' expenses by $10.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $334 for the period.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2009	Year ended April 30, 2009A
From net investment income
Mid-Cap Stock	$ -	$ 6,804
Class K	-	890
Total	$ -	$ 7,694
From net realized gain
Mid-Cap Stock	$ -	$ 131,185
Class K	-	358
Total	$ -	$ 131,543

A Distributions for Class K are for the period May 9, 2008 (commencement of sale of shares) to April 30, 2009.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended October 31, 2009 B	Year ended April 30, 2009 A	Six months ended October 31, 2009 B	Year ended April 30, 2009 A
Mid-Cap Stock
Shares sold	26,887	50,358	$ 535,975	$ 977,540
Conversion to Class K	(2,545)	(24,565)	(49,963)	(408,783)
Reinvestment of distributions	-	5,113	-	135,727
Shares redeemed	(29,238)	(216,202)	(585,476)	(3,937,402)
Net increase (decrease)	(4,896)	(185,296)	$ (99,464)	$ (3,232,918)
Class K
Shares sold	7,804	2,326	$ 162,033	$ 34,753
Conversion from Mid-Cap Stock	2,546	24,570	49,963	408,783
Reinvestment of distributions	-	83	-	1,249
Shares redeemed	(3,153)	(2,205)	(63,738)	(32,986)
Net increase (decrease)	7,197	24,774	$ 148,258	$ 411,799

A Share transactions for Class K are for the period May 9, 2008 (commencement of sale of shares) to April 30, 2009.

B Conversion transactions for Class K and Mid-Cap Stock are for the period May 1, 2009 through August 31, 2009.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid-Cap Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for Fidelity Mid-Cap Stock (retail class), as well as the fund's relative investment performance for Fidelity Mid-Cap Stock (retail class) measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the cumulative total returns of Fidelity Mid-Cap Stock (retail class) of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. (Class K of the fund had less than one year of performance as of December 31, 2008.) The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of Fidelity Mid-Cap Stock (retail class) of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Mid-Cap Stock Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Fidelity Mid-Cap Stock (retail class) of the fund was in the fourth quartile for the one-year period and the third quartile for the three- and five-year periods. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance relative to its peer group and benchmark. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of Fidelity Mid-Cap Stock (retail class) through May 31, 2009 and stated that it exceeded the fund's benchmark.

Semiannual Report

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 11% means that 89% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Mid-Cap Stock Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008. The Board also noted the effect of the fund's positive performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for the period.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Semiannual Report

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

MCS-K-USAN-1209
1.863349.101

Fidelity®

Small Cap Discovery

Fund

(formerly Fidelity Small Cap Retirement Fund)

Semiannual Report

October 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a strong upswing in the global equity markets since last March, as signs of improvement in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2009 to October 31, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value May 1, 2009	Ending Account Value October 31, 2009	Expenses Paid During Period* May 1, 2009 to October 31, 2009
Actual	1.05%	$ 1,000.00	$ 1,251.30	$ 5.96
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,019.91	$ 5.35

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
HNI Corp.	3.2	2.7
ViaSat, Inc.	2.9	2.3
Superior Energy Services, Inc.	2.8	2.9
H&E Equipment Services, Inc.	2.7	0.0
WESCO International, Inc.	2.7	0.0
Carpenter Technology Corp.	2.6	3.2
United Stationers, Inc.	2.6	2.6
Chattem, Inc.	2.6	0.0
Wright Express Corp.	2.6	3.3
BJ's Wholesale Club, Inc.	2.6	0.0
	27.3
Top Five Market Sectors as of October 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.2	22.2
Information Technology	16.5	20.6
Industrials	16.2	13.6
Health Care	13.3	13.2
Consumer Discretionary	12.9	14.5
Asset Allocation (% of fund's net assets)
As of October 31, 2009 *		As of April 30, 2009 **
	Stocks 98.8%		Stocks 94.1%
	Convertible Securities 1.2%		Convertible Securities 5.0%
	Short-Term Investments and Net Other Assets 0.0%		Short-Term Investments and Net Other Assets 0.9%
* Foreign investments	10.0%	** Foreign investments	12.6%

Semiannual Report

Investments October 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
CONSUMER DISCRETIONARY - 11.1%
Diversified Consumer Services - 3.0%
Matthews International Corp. Class A	100,000	$ 3,673,000
Regis Corp.	220,000	3,572,800
		7,245,800
Household Durables - 4.4%
Ethan Allen Interiors, Inc. (c)	383,323	4,776,205
Meritage Homes Corp. (a)	330,000	6,019,200
		10,795,405
Specialty Retail - 3.7%
Asbury Automotive Group, Inc. (a)	407,007	3,964,248
Tsutsumi Jewelry Co. Ltd.	213,600	5,028,134
		8,992,382
TOTAL CONSUMER DISCRETIONARY		27,033,587
CONSUMER STAPLES - 6.0%
Food & Staples Retailing - 3.4%
BJ's Wholesale Club, Inc. (a)	180,000	6,305,400
Ingles Markets, Inc. Class A	135,400	2,082,452
		8,387,852
Personal Products - 2.6%
Chattem, Inc. (a)(c)	100,000	6,337,000
TOTAL CONSUMER STAPLES		14,724,852
ENERGY - 4.9%
Energy Equipment & Services - 2.8%
Superior Energy Services, Inc. (a)	319,400	6,902,234
Oil, Gas & Consumable Fuels - 2.1%
Mariner Energy, Inc. (a)	388,830	4,953,694
TOTAL ENERGY		11,855,928
FINANCIALS - 18.9%
Capital Markets - 3.2%
optionsXpress Holdings, Inc.	365,000	5,704,950
Sparx Group Co. Ltd. (a)(c)	19,500	1,972,102
		7,677,052
Commercial Banks - 5.4%
Associated Banc-Corp.	230,412	2,951,578
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
CapitalSource, Inc.	1,280,300	$ 4,557,868
TCF Financial Corp. (c)	250,000	2,957,500
Western Liberty Bancorp (a)(c)	350,000	2,817,500
		13,284,446
Insurance - 1.4%
Aspen Insurance Holdings Ltd.	127,106	3,279,335
Real Estate Investment Trusts - 2.4%
Alexandria Real Estate Equities, Inc. (c)	110,000	5,958,700
Real Estate Management & Development - 1.8%
Jones Lang LaSalle, Inc.	95,000	4,450,750
Thrifts & Mortgage Finance - 4.7%
Astoria Financial Corp.	606,830	6,056,163
Washington Federal, Inc.	310,000	5,316,500
		11,372,663
TOTAL FINANCIALS		46,022,946
HEALTH CARE - 12.1%
Health Care Equipment & Supplies - 2.0%
Abaxis, Inc. (a)	210,300	4,799,046
Health Care Providers & Services - 10.1%
Chemed Corp.	106,900	4,844,708
MEDNAX, Inc. (a)	103,600	5,378,912
Providence Service Corp. (a)	363,589	4,530,319
PSS World Medical, Inc. (a)	195,000	3,942,900
VCA Antech, Inc. (a)	255,000	6,074,100
		24,770,939
TOTAL HEALTH CARE		29,569,985
INDUSTRIALS - 16.2%
Commercial Services & Supplies - 5.8%
HNI Corp.	294,000	7,738,079
United Stationers, Inc. (a)	135,000	6,363,900
		14,101,979
Machinery - 2.6%
Blount International, Inc. (a)	431,000	3,896,240
Nippon Thompson Co. Ltd.	493,000	2,585,822
		6,482,062
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 7.8%
H&E Equipment Services, Inc. (a)	625,190	$ 6,627,014
Interline Brands, Inc. (a)	398,491	5,817,969
WESCO International, Inc. (a)	255,000	6,517,800
		18,962,783
TOTAL INDUSTRIALS		39,546,824
INFORMATION TECHNOLOGY - 16.5%
Communications Equipment - 4.5%
Polycom, Inc. (a)	185,000	3,971,950
ViaSat, Inc. (a)	240,000	6,996,000
		10,967,950
Electronic Equipment & Components - 4.9%
Diploma PLC	850,000	2,302,625
Macnica, Inc.	175,700	2,789,229
Ryoyo Electro Corp.	244,300	1,998,657
SYNNEX Corp. (a)	190,542	4,902,646
		11,993,157
Internet Software & Services - 1.6%
DealerTrack Holdings, Inc. (a)	241,609	3,981,716
IT Services - 2.6%
Wright Express Corp. (a)	226,600	6,324,406
Semiconductors & Semiconductor Equipment - 1.8%
Miraial Co. Ltd.	183,000	4,278,242
Software - 1.1%
MICROS Systems, Inc. (a)	100,000	2,692,000
TOTAL INFORMATION TECHNOLOGY		40,237,471
MATERIALS - 6.0%
Chemicals - 1.7%
Spartech Corp.	429,078	4,106,276
Metals & Mining - 4.3%
Carpenter Technology Corp.	308,900	6,496,167
RTI International Metals, Inc. (a)	200,000	4,142,000
		10,638,167
TOTAL MATERIALS		14,744,443
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
Cogent Communications Group, Inc. (a)(c)	240,300	$ 2,434,239
UTILITIES - 2.0%
Gas Utilities - 2.0%
Southwest Gas Corp.	194,012	4,848,360
TOTAL COMMON STOCKS (Cost $220,482,211)		231,018,635
Nonconvertible Preferred Stocks - 4.1%

CONSUMER DISCRETIONARY - 1.8%
Household Durables - 1.8%
M/I Homes, Inc. Series A, 9.75% (a)	305,223	4,547,823
FINANCIALS - 2.3%
Real Estate Investment Trusts - 2.3%
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	311,700	5,576,313
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $6,788,220)		10,124,136
Convertible Bonds - 1.2%
Principal Amount
HEALTH CARE - 1.2%
Health Care Providers & Services - 1.2%
Providence Service Corp. 6.5% 5/15/14 (Cost $2,406,470)	$ 4,000,000	2,880,000
Money Market Funds - 6.3%
	Shares	Value
Fidelity Cash Central Fund, 0.20% (d)	1,614,209	$ 1,614,209
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(d)	13,842,785	13,842,785
TOTAL MONEY MARKET FUNDS (Cost $15,456,994)		15,456,994
TOTAL INVESTMENT PORTFOLIO - 106.3% (Cost $245,133,895)		259,479,765
NET OTHER ASSETS - (6.3)%		(15,405,662)
NET ASSETS - 100%		$ 244,074,103
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 7,411
Fidelity Securities Lending Cash Central Fund	16,503
Total	$ 23,914
Other Information

The following is a summary of the inputs used, as of October 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 31,581,410	$ 26,553,276	$ 5,028,134	$ -
Consumer Staples	14,724,852	14,724,852	-	-
Energy	11,855,928	11,855,928	-	-
Financials	51,599,259	49,627,157	1,972,102	-
Health Care	29,569,985	29,569,985	-	-
Industrials	39,546,824	36,961,002	2,585,822	-
Information Technology	40,237,471	31,171,343	9,066,128	-
Materials	14,744,443	14,744,443	-	-
Telecommunication Services	2,434,239	2,434,239	-	-
Utilities	4,848,360	4,848,360	-	-
Corporate Bonds	2,880,000	-	2,880,000	-
Money Market Funds	15,456,994	15,456,994	-	-
Total Investments in Securities:	$ 259,479,765	$ 237,947,579	$ 21,532,186	$ -
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	90.0%
Japan	7.6%
Bermuda	1.4%
United Kingdom	1.0%
100.0%
Income Tax Information
At April 30, 2009, the fund had a capital loss carryforward of approximately $8,473,559 all of which will expire on April 30, 2017.
The fund intends to elect to defer to its fiscal year ending April 30, 2010 approximately $16,358,038 of losses recognized during the period November 1, 2008 to April 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $13,245,162) - See accompanying schedule: Unaffiliated issuers (cost $229,676,901)	$ 244,022,771
Fidelity Central Funds (cost $15,456,994)	15,456,994
Total Investments (cost $245,133,895)		$ 259,479,765
Receivable for fund shares sold		1,373,655
Dividends receivable		131,023
Interest receivable		119,167
Distributions receivable from Fidelity Central Funds		4,137
Prepaid expenses		1,279
Receivable from investment adviser for expense reductions		51,948
Other receivables		2,431
Total assets		261,163,405

Liabilities
Payable for investments purchased	$ 1,950,919
Payable for fund shares redeemed	1,010,374
Accrued management fee	181,859
Other affiliated payables	74,675
Other payables and accrued expenses	28,690
Collateral on securities loaned, at value	13,842,785
Total liabilities		17,089,302

Net Assets		$ 244,074,103
Net Assets consist of:
Paid in capital		$ 249,514,131
Undistributed net investment income		444,230
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(20,230,861)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		14,346,603
Net Assets, for 17,340,911 shares outstanding		$ 244,074,103
Net Asset Value, offering price and redemption price per share ($244,074,103 ÷ 17,340,911 shares)		$ 14.08

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended October 31, 2009 (Unaudited)

Investment Income
Dividends		$ 1,168,393
Interest		267,755
Income from Fidelity Central Funds		23,914
Total income		1,460,062

Expenses
Management fee Basic fee	$ 702,816
Performance adjustment	195,706
Transfer agent fees	340,410
Accounting and security lending fees	38,921
Custodian fees and expenses	3,587
Independent trustees' compensation	611
Registration fees	30,016
Audit	25,778
Legal	379
Miscellaneous	866
Total expenses before reductions	1,339,090
Expense reductions	(303,190)	1,035,900
Net investment income (loss)		424,162
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,259,941
Foreign currency transactions	4,716
Total net realized gain (loss)		5,264,657
Change in net unrealized appreciation (depreciation) on: Investment securities	30,208,027
Assets and liabilities in foreign currencies	852
Total change in net unrealized appreciation (depreciation)		30,208,879
Net gain (loss)		35,473,536
Net increase (decrease) in net assets resulting from operations		$ 35,897,698

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended October 31, 2009 (Unaudited)	Year ended April 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 424,162	$ 1,304,653
Net realized gain (loss)	5,264,657	(24,844,739)
Change in net unrealized appreciation (depreciation)	30,208,879	(12,268,692)
Net increase (decrease) in net assets resulting from operations	35,897,698	(35,808,778)
Distributions to shareholders from net investment income	(267,810)	(1,028,843)
Share transactions Proceeds from sales of shares	96,440,055	62,779,497
Reinvestment of distributions	267,696	1,028,576
Cost of shares redeemed	(30,410,183)	(73,955,839)
Net increase (decrease) in net assets resulting from share transactions	66,297,568	(10,147,766)
Redemption fees	49,696	87,448
Total increase (decrease) in net assets	101,977,152	(46,897,939)

Net Assets
Beginning of period	142,096,951	188,994,890
End of period (including undistributed net investment income of $444,230 and undistributed net investment income of $287,878, respectively)	$ 244,074,103	$ 142,096,951
Other Information Shares
Sold	6,965,248	5,422,699
Issued in reinvestment of distributions	21,112	109,891
Redeemed	(2,253,356)	(6,237,844)
Net increase (decrease)	4,733,004	(705,254)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended October 31, 2009

Years ended April 30,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 11.27	$ 14.20	$ 17.18	$ 18.02	$ 14.65	$ 14.18
Income from Investment Operations
Net investment income (loss) D	.03	.11	.04	(.02)	(.05)	.04 G
Net realized and unrealized gain (loss)	2.80	(2.96)	(1.85)	.97	4.35	.42
Total from investment operations	2.83	(2.85)	(1.81)	.95	4.30	.46
Distributions from net investment income	(.02)	(.09)	(.07)	-	(.04)	-
Distributions from net realized gain	-	-	(1.11)	(1.79)	(.90)	-
Total distributions	(.02)	(.09)	(1.18)	(1.79)	(.94)	-
Redemption fees added to paid in capital D	-I	.01	.01	- I	.01	.01
Net asset value, end of period	$ 14.08	$ 11.27	$ 14.20	$ 17.18	$ 18.02	$ 14.65
Total Return B, C	25.13%	(19.91)%	(10.55)%	6.36%	30.51%	3.31%
Ratios to Average Net Assets E, H
Expenses before reductions	1.35% A	1.13%	1.04%	1.04%	1.06%	1.16%
Expenses net of fee waivers, if any	1.05% A	1.05%	1.04%	1.04%	1.05%	1.05%
Expenses net of all reductions	1.05% A	1.05%	1.03%	1.02%	.99%	1.00%
Net investment income (loss)	.43% A	.91%	.25%	(.12)%	(.29)%	.29% G
Supplemental Data
Net assets, end of period (000 omitted)	$ 244,074	$ 142,097	$ 188,995	$ 245,564	$ 247,040	$ 140,843
Portfolio turnover rate F	46% A	114%	140%	106%	191%	94%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.11 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.49)%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2009 (Unaudited)

1. Organization.

Fidelity Small Cap Discovery Fund (the Fund) (formerly Fidelity Small Cap Retirement Fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, December 17, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of October 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, partnerships, foreign currency transactions, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 33,457,184
Gross unrealized depreciation	(19,502,362)
Net unrealized appreciation (depreciation)	$ 13,954,822

Tax cost	$ 245,524,943

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $112,280,542 and $44,526,721, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45%

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .91% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .34% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,013 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $385 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $16,503.

8. Expense Reductions.

FMR voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded 1.05% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $301,011.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,179 for the period.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Small Cap Discovery Fund (formerly known as Fidelity Small Cap Retirement Fund)

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Small Cap Discovery Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the first quartile for the one-year period and the second quartile for the three- and five-year periods. The Board also stated that the investment performance of the fund compared favorably to its benchmark for all the periods shown.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of the fund through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 12% means that 88% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Small Cap Discovery Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2008.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Semiannual Report

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

FIL Investment Advisors (U.K.) Ltd.

FIL Investment Advisors

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

SMR-USAN-1209
1.784865.106

Fidelity®

Small Cap Stock

Fund

Semiannual Report

October 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a strong upswing in the global equity markets since last March, as signs of improvement in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2009 to October 31, 2009).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value May 1, 2009	Ending Account Value October 31, 2009	Expenses Paid During Period* May 1, 2009 to October 31, 2009
Actual	1.29%	$ 1,000.00	$ 1,263.80	$ 7.36
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,018.70	$ 6.56

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Alliance Data Systems Corp.	4.2	4.3
XL Capital Ltd. Class A	3.1	2.4
Assured Guaranty Ltd.	2.7	2.0
Micron Technology, Inc.	2.5	2.2
Virgin Media, Inc.	2.5	1.8
SanDisk Corp.	2.3	2.2
Himax Technologies, Inc. sponsored ADR	1.6	2.1
Chiquita Brands International, Inc.	1.5	1.1
NVIDIA Corp.	1.4	1.8
Delta Air Lines, Inc.	1.4	1.6
	23.2
Top Five Market Sectors as of October 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	26.2	32.6
Financials	20.7	22.1
Industrials	15.6	15.4
Health Care	9.3	7.7
Consumer Discretionary	7.7	8.2
Asset Allocation (% of fund's net assets)
As of October 31, 2009 *		As of April 30, 2009 **
	Stocks, Investment Companies and Equity Futures 93.9%		Stocks 97.4%
	Convertible Securities 0.0%		Convertible Securities 1.1%
	Short-Term Investments and Net Other Assets 6.1%		Short-Term Investments and Net Other Assets 1.5%
* Foreign investments	15.0%	** Foreign investments	18.6%

Semiannual Report

Investments October 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.7%
Auto Components - 1.0%
Modine Manufacturing Co.	555,900	$ 5,726
The Goodyear Tire & Rubber Co. (a)	1,180,000	15,198
TRW Automotive Holdings Corp. (a)	755,100	11,817
		32,741
Hotels, Restaurants & Leisure - 1.7%
Burger King Holdings, Inc.	1,590,198	27,288
Denny's Corp. (a)	4,457,207	9,806
Jack in the Box, Inc. (a)	984,283	18,465
Wyndham Worldwide Corp.	6,100	104
		55,663
Household Durables - 1.4%
Ethan Allen Interiors, Inc.	360,300	4,489
KB Home	650,000	9,217
Lennar Corp. Class A	1,172,722	14,776
Pulte Homes, Inc.	1,639,260	14,770
		43,252
Media - 2.8%
Focus Media Holding Ltd. ADR (a)(c)	797,200	9,598
Virgin Media, Inc.	5,610,250	78,375
		87,973
Specialty Retail - 0.6%
Big 5 Sporting Goods Corp.	200,000	2,950
Fourlis Holdings SA	200,001	3,355
Shoe Carnival, Inc. (a)(d)	887,670	13,324
		19,629
Textiles, Apparel & Luxury Goods - 0.2%
Fossil, Inc. (a)	150,000	4,010
Iconix Brand Group, Inc. (a)	300,000	3,498
		7,508
TOTAL CONSUMER DISCRETIONARY		246,766
CONSUMER STAPLES - 6.0%
Beverages - 0.4%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	840,575	13,298
Food & Staples Retailing - 0.4%
Winn-Dixie Stores, Inc. (a)	1,243,600	13,792
Food Products - 4.8%
Chiquita Brands International, Inc. (a)(c)(d)	3,000,070	48,571
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Corn Products International, Inc.	800,000	$ 22,544
Dole Food Co., Inc.	1,772,954	20,814
Fresh Del Monte Produce, Inc. (a)	950,031	20,625
Global Bio-Chem Technology Group Co. Ltd.	39,418,000	9,595
Ralcorp Holdings, Inc. (a)	200,000	10,740
Smithfield Foods, Inc. (a)(c)	1,615,200	21,547
		154,436
Personal Products - 0.4%
Chattem, Inc. (a)	170,000	10,773
TOTAL CONSUMER STAPLES		192,299
ENERGY - 3.9%
Energy Equipment & Services - 1.8%
Atwood Oceanics, Inc. (a)	700,000	24,843
BJ Services Co.	499,997	9,600
Hornbeck Offshore Services, Inc. (a)	499,501	12,143
Parker Drilling Co. (a)	1,299,893	6,759
TETRA Technologies, Inc. (a)	701,272	6,634
		59,979
Oil, Gas & Consumable Fuels - 2.1%
Arena Resources, Inc. (a)	200,000	7,452
Denbury Resources, Inc. (a)	500,000	7,300
Mariner Energy, Inc. (a)	1,171,053	14,919
Petrobank Energy & Resources Ltd. (a)	400,000	17,487
Petroleum Development Corp. (a)	200,000	3,340
Quicksilver Gas Services LP	600,000	10,920
SandRidge Energy, Inc. (a)(c)	500,000	5,115
		66,533
TOTAL ENERGY		126,512
FINANCIALS - 20.7%
Capital Markets - 5.3%
AllianceBernstein Holding LP	500,000	13,490
E*TRADE Financial Corp. (a)(c)	26,653,326	38,914
GLG Partners, Inc.	2,000,000	5,240
Goldman Sachs Group, Inc.	50,000	8,509
Janus Capital Group, Inc.	2,100,000	27,552
KKR & Co. (Guernsey) LP (a)	600,000	5,340
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	600,000	$ 19,272
optionsXpress Holdings, Inc.	500,000	7,815
State Street Corp.	1,046,550	43,934
		170,066
Commercial Banks - 2.8%
Comerica, Inc.	600,000	16,650
Huntington Bancshares, Inc.	4,249,900	16,192
KeyCorp	7,563,600	40,768
Zions Bancorp (c)	1,038,600	14,707
		88,317
Diversified Financial Services - 1.7%
Bank of America Corp.	1,911,400	27,868
NBH Holdings Corp. Class A (a)(e)	137,700	2,754
NYSE Euronext	900,000	23,265
		53,887
Insurance - 10.7%
Allied World Assurance Co. Holdings Ltd.	284,200	12,721
Arch Capital Group Ltd. (a)	329,768	22,216
Assured Guaranty Ltd.	5,186,121	85,986
Endurance Specialty Holdings Ltd.	821,000	29,548
Genworth Financial, Inc. Class A	3,200,000	33,984
Max Capital Group Ltd.	517,800	10,693
Montpelier Re Holdings Ltd.	599,400	9,686
Transatlantic Holdings, Inc.	196,000	9,898
Validus Holdings Ltd.	1,157,622	29,288
XL Capital Ltd. Class A	6,150,000	100,922
		344,942
Real Estate Investment Trusts - 0.0%
Sunstone Hotel Investors, Inc.	103,500	781
Thrifts & Mortgage Finance - 0.2%
Ocwen Financial Corp. (a)	691,900	7,562
TOTAL FINANCIALS		665,555
HEALTH CARE - 9.3%
Biotechnology - 3.2%
Alkermes, Inc. (a)	2,205,826	17,580
Allos Therapeutics, Inc. (a)	572,600	3,235
Amylin Pharmaceuticals, Inc. (a)	1,192,679	13,167
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
BB BIOTECH AG	134,610	$ 9,229
Exelixis, Inc. (a)	1,574,626	9,574
ImmunoGen, Inc. (a)	1,119,900	7,492
MannKind Corp. (a)(c)	1,000,000	5,220
Myriad Genetics, Inc. (a)	1,324,100	32,149
Renovo Group PLC (a)(d)	10,920,310	4,482
		102,128
Health Care Equipment & Supplies - 2.0%
Cooper Companies, Inc.	100,000	2,801
ev3, Inc. (a)	950,000	11,191
Integra LifeSciences Holdings Corp. (a)	178,264	5,444
Kinetic Concepts, Inc. (a)	550,000	18,255
Mako Surgical Corp. (a)	500,000	4,525
NuVasive, Inc. (a)	19,300	700
Orthovita, Inc. (a)	1,000,000	3,500
RTI Biologics, Inc. (a)	2,242,052	8,789
Thoratec Corp. (a)	100,000	2,626
Wright Medical Group, Inc. (a)	399,650	6,494
		64,325
Health Care Providers & Services - 0.7%
Genoptix, Inc. (a)	300,000	10,437
Owens & Minor, Inc.	100,000	4,089
Psychiatric Solutions, Inc. (a)	400,000	8,256
		22,782
Life Sciences Tools & Services - 3.0%
Bruker BioSciences Corp. (a)	146,700	1,590
Covance, Inc. (a)	320,000	16,538
ICON PLC sponsored ADR (a)	350,000	8,645
Illumina, Inc. (a)	199,996	6,420
Life Technologies Corp. (a)	200,000	9,434
Medtox Scientific, Inc. (a)	335,932	3,353
PAREXEL International Corp. (a)	700,000	8,764
Pharmaceutical Product Development, Inc.	400,000	8,620
QIAGEN NV (a)	1,300,920	27,098
Wuxi Pharmatech Cayman, Inc. sponsored ADR (a)	550,091	7,058
		97,520
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 0.4%
Pronova BioPharma ASA (a)	3,042,703	$ 9,458
ViroPharma, Inc. (a)	400,000	3,016
		12,474
TOTAL HEALTH CARE		299,229
INDUSTRIALS - 15.6%
Aerospace & Defense - 1.1%
AerCap Holdings NV (a)	650,000	5,447
Alliant Techsystems, Inc. (a)	168,000	13,067
GeoEye, Inc. (a)	686,460	17,415
		35,929
Air Freight & Logistics - 1.0%
Forward Air Corp.	1,132,232	24,162
UTI Worldwide, Inc.	598,725	7,466
		31,628
Airlines - 6.5%
AirTran Holdings, Inc. (a)(c)	3,385,000	14,319
Alaska Air Group, Inc. (a)	638,728	16,428
AMR Corp. (a)	8,224,850	44,332
Continental Airlines, Inc. Class B (a)	1,894,500	21,787
Delta Air Lines, Inc. (a)	6,236,800	44,531
Hawaiian Holdings, Inc. (a)	632,210	4,482
JetBlue Airways Corp. (a)(c)	3,889,246	19,291
UAL Corp. (a)(c)	3,872,700	25,211
US Airways Group, Inc. (a)(c)	6,707,791	20,526
		210,907
Commercial Services & Supplies - 1.5%
Clean Harbors, Inc. (a)	249,695	14,095
Corrections Corp. of America (a)	700,043	16,759
The Geo Group, Inc. (a)	550,298	11,639
Waste Connections, Inc. (a)	180,000	5,657
		48,150
Construction & Engineering - 0.4%
MasTec, Inc. (a)	390,000	4,602
Orion Marine Group, Inc. (a)	400,000	7,616
		12,218
Electrical Equipment - 0.1%
A123 Systems, Inc.	13,700	269
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
SunPower Corp.:
Class A (a)	75,500	$ 1,873
Class B (a)	28,658	621
		2,763
Machinery - 1.4%
Actuant Corp. Class A	500,026	7,805
AGCO Corp. (a)	650,000	18,272
Austal Ltd.	3,000,010	6,502
Terex Corp. (a)	690,000	13,952
		46,531
Professional Services - 0.7%
Diamond Management & Technology Consultants, Inc.	1,000,041	5,920
FTI Consulting, Inc. (a)	405,914	16,565
		22,485
Road & Rail - 2.8%
Celadon Group, Inc. (a)(d)	1,093,045	10,668
Con-way, Inc.	290,000	9,567
Frozen Food Express Industries, Inc. (d)	1,214,743	3,523
Hertz Global Holdings, Inc. (a)	386,600	3,599
Knight Transportation, Inc.	2,200,059	35,289
Landstar System, Inc.	359,200	12,658
Marten Transport Ltd. (a)	475,000	8,332
Ryder System, Inc.	146,234	5,930
		89,566
Trading Companies & Distributors - 0.1%
Kaman Corp.	100,000	2,066
TOTAL INDUSTRIALS		502,243
INFORMATION TECHNOLOGY - 26.2%
Communications Equipment - 0.2%
Riverbed Technology, Inc. (a)	200,000	4,098
Computers & Peripherals - 2.9%
SanDisk Corp. (a)	3,534,221	72,381
Seagate Technology	1,500,000	20,925
		93,306
Electronic Equipment & Components - 1.8%
AU Optronics Corp. sponsored ADR (c)	51,000	450
Brightpoint, Inc. (a)	1,250,000	9,213
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
DDi Corp. (a)(d)	1,312,500	$ 5,316
HannStar Display Corp. (a)	48,000,355	9,017
IPG Photonics Corp. (a)	300,000	4,098
Itron, Inc. (a)	510,000	30,620
		58,714
Internet Software & Services - 0.7%
Art Technology Group, Inc. (a)	5,460,292	22,496
IT Services - 5.8%
Alliance Data Systems Corp. (a)(c)	2,460,000	135,251
CACI International, Inc. Class A (a)	235,048	11,193
CyberSource Corp. (a)	1,000,063	16,381
Devoteam SA	423,918	11,846
ExlService Holdings, Inc. (a)	911,470	12,405
		187,076
Semiconductors & Semiconductor Equipment - 13.6%
Aixtron AG	52,300	1,568
ARM Holdings PLC sponsored ADR (c)	4,422,500	32,152
ASML Holding NV (NY Shares)	272,643	7,345
Cirrus Logic, Inc. (a)	600,378	2,906
Cree, Inc. (a)	66,431	2,797
Cymer, Inc. (a)	632,780	21,666
Cypress Semiconductor Corp. (a)	1,700,900	14,339
FormFactor, Inc. (a)	1,045,365	17,761
Himax Technologies, Inc. sponsored ADR (c)	19,090,974	50,400
KLA-Tencor Corp.	250,000	8,128
Kulicke & Soffa Industries, Inc. (a)	2,513,856	11,689
LTX-Credence Corp. (a)(c)	5,618,380	7,529
MEMC Electronic Materials, Inc. (a)	2,061,200	25,600
Micron Technology, Inc. (a)	11,730,466	79,650
MIPS Technologies, Inc. (a)(d)	2,820,908	11,143
Novellus Systems, Inc. (a)	925,000	19,037
NVIDIA Corp. (a)	3,734,833	44,669
Omnivision Technologies, Inc. (a)	500,000	6,130
ON Semiconductor Corp. (a)	1,555,071	10,403
PDF Solutions, Inc. (a)(d)	2,302,939	8,152
Photronics, Inc. (a)(c)	1,595,228	6,668
PMC-Sierra, Inc. (a)	2,900,000	24,708
Power Integrations, Inc.	280,000	8,736
Rudolph Technologies, Inc. (a)(d)	1,890,751	11,987
		435,163
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 1.2%
Novell, Inc. (a)	500,000	$ 2,045
Rosetta Stone, Inc. (c)	500,000	10,375
Solera Holdings, Inc.	100,000	3,222
Synopsys, Inc. (a)	600,000	13,200
Take-Two Interactive Software, Inc. (c)	950,000	10,422
		39,264
TOTAL INFORMATION TECHNOLOGY		840,117
MATERIALS - 2.0%
Chemicals - 0.6%
Calgon Carbon Corp. (a)	861,442	13,645
International Flavors & Fragrances, Inc.	180,000	6,856
		20,501
Construction Materials - 0.1%
Eagle Materials, Inc.	100,000	2,485
Containers & Packaging - 1.0%
Silgan Holdings, Inc.	570,000	30,638
Paper & Forest Products - 0.3%
Schweitzer-Mauduit International, Inc.	200,017	10,331
TOTAL MATERIALS		63,955
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.5%
Cbeyond, Inc. (a)	1,038,979	13,870
Wireless Telecommunication Services - 0.1%
NII Holdings, Inc. (a)	150,200	4,045
TOTAL TELECOMMUNICATION SERVICES		17,915
UTILITIES - 0.5%
Independent Power Producers & Energy Traders - 0.5%
Dynegy, Inc. Class A (a)	7,859,128	15,718
Plambeck Neue Energien AG (a)	645,138	1,680
		17,398
TOTAL COMMON STOCKS (Cost $2,865,913)		2,971,989
Preferred Stocks - 0.0%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
LifeMasters Supported SelfCare, Inc.:
Series F (a)(h)	461,818	$ 0
Series H (a)(h)	46,051	0
		0
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Health Care Technology - 0.0%
Lifeoutcomes, Inc. Series A (a)(h)	39,076	0
TOTAL PREFERRED STOCKS (Cost $11,433)		0
Investment Companies - 0.4%

KBW Regional Banking ETF (c) (Cost $13,867)	636,000	12,930
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.05% 11/19/09 (f) (Cost $2,600)	$ 2,600	2,600
Money Market Funds - 14.5%
	Shares
Fidelity Cash Central Fund, 0.20% (g)	265,273,312	265,273
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(g)	202,280,363	202,280
TOTAL MONEY MARKET FUNDS (Cost $467,553)		467,553
TOTAL INVESTMENT PORTFOLIO - 107.5% (Cost $3,361,366)		3,455,072
NET OTHER ASSETS - (7.5)%		(242,130)
NET ASSETS - 100%		$ 3,212,942
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
595 NYFE Russell 2000 Mini Index Contracts	Dec. 2009	$ 33,427	$ (698)

The face value of futures purchased as a percentage of net assets - 1%
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,754,000 or 0.1% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,600,000.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
LifeMasters Supported SelfCare, Inc.: Series F	6/24/02	$ 5,100
Series H	12/17/07	$ 368
Lifeoutcomes, Inc. Series A	5/31/06	$ 5,965
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 213
Fidelity Securities Lending Cash Central Fund	2,762
Total	$ 2,975
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Assured Guaranty Ltd.	$ 47,430	$ 8,432	$ 8,493	$ 454	$ -
Celadon Group, Inc.	10,742	-	5,524	-	10,668
Chiquita Brands International, Inc.	25,826	-	6,342	-	48,571
DDi Corp.	5,156	-	865	-	5,316
Devoteam SA	10,007	-	4,744	202	-
ExlService Holdings, Inc.	8,684	8,311	13,839	-	-
Frozen Food Express Industries, Inc.	7,540	-	1,684	-	3,523
Groupe Open SA	6,974	-	7,932	387	-
Medtox Scientific, Inc.	6,490	-	4,333	-	-
MIPS Technologies, Inc.	14,011	-	5,522	-	11,143
Oplink Communications, Inc.	16,689	-	17,496	-	-
P.A.M. Transportation Services, Inc.	2,760	-	2,594	-	-
PDF Solutions, Inc.	5,040	-	1,941	-	8,152
Plambeck Neue Energien AG	11,760	-	10,837	-	-
Quality Distribution, Inc.	2,234	-	2,222	-	-
Quicksilver Gas Services LP	8,526	-	519	699	-
Renovo Group PLC	4,551	-	-	-	4,482
Rudolph Technologies, Inc.	10,424	-	613	-	11,987
Shoe Carnival, Inc.	10,817	-	645	-	13,324
The Great Atlantic & Pacific Tea Co.	28,791	-	25,251	-	-
Total	$ 244,452	$ 16,743	$ 121,396	$ 1,742	$ 117,166
Other Information

The following is a summary of the inputs used, as of October 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 246,766	$ 246,766	$ -	$ -
Consumer Staples	192,299	182,704	9,595	-
Energy	126,512	126,512	-	-
Financials	665,555	662,801	2,754	-
Health Care	299,229	299,229	-	-
Industrials	502,243	495,741	6,502	-
Information Technology	840,117	831,100	9,017	-
Materials	63,955	63,955	-	-
Telecommunication Services	17,915	17,915	-	-
Utilities	17,398	17,398	-	-
Investment Companies	12,930	12,930	-	-
U.S. Government and Government Agency Obligations	2,600	-	2,600	-
Money Market Funds	467,553	467,553	-	-
Total Investments in Securities:	$ 3,455,072	$ 3,424,604	$ 30,468	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (698)	$ (698)	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 528
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(528)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) attributable to Level 3 securities at October 31, 2009	$ (528)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of October 31, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (698)
Total Value of Derivatives	$ -	$ (698)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	85.0%
Bermuda	6.2%
Cayman Islands	3.0%
United Kingdom	1.3%
Netherlands	1.2%
Others (individually less than 1%)	3.3%
100.0%
Income Tax Information
At April 30, 2009, the fund had a capital loss carryforward of approximately $432,252,000 all of which will expire on April 30, 2017.
The fund intends to elect to defer to its fiscal year ending April 30, 2010 approximately $418,226,000 of losses recognized during the period November 1, 2008 to April 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $187,281) - See accompanying schedule: Unaffiliated issuers (cost $2,707,180)	$ 2,870,353
Fidelity Central Funds (cost $467,553)	467,553
Other affiliated issuers (cost $186,633)	117,166
Total Investments (cost $3,361,366)		$ 3,455,072
Receivable for investments sold		3,644
Receivable for fund shares sold		5,517
Dividends receivable		384
Distributions receivable from Fidelity Central Funds		172
Prepaid expenses		19
Other receivables		145
Total assets		3,464,953

Liabilities
Payable for investments purchased	$ 41,167
Payable for fund shares redeemed	4,086
Accrued management fee	2,678
Payable for daily variation on futures contracts	875
Other affiliated payables	875
Other payables and accrued expenses	50
Collateral on securities loaned, at value	202,280
Total liabilities		252,011

Net Assets		$ 3,212,942
Net Assets consist of:
Paid in capital		$ 3,913,746
Accumulated net investment loss		(1,566)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(792,251)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		93,013
Net Assets, for 233,748 shares outstanding		$ 3,212,942
Net Asset Value, offering price and redemption price per share ($3,212,942 ÷ 233,748 shares)		$ 13.75

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended October 31, 2009 (Unaudited)

Investment Income
Dividends (including $1,742 earned from other affiliated issuers)		$ 14,554
Interest		2
Income from Fidelity Central Funds (including $2,762 from security lending)		2,975
Total income		17,531

Expenses
Management fee Basic fee	$ 10,609
Performance adjustment	3,350
Transfer agent fees	4,674
Accounting and security lending fees	484
Custodian fees and expenses	94
Independent trustees' compensation	10
Registration fees	44
Audit	30
Legal	6
Interest	1
Miscellaneous	29
Total expenses before reductions	19,331
Expense reductions	(234)	19,097
Net investment income (loss)		(1,566)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	134,688
Other affiliated issuers	(68,135)
Foreign currency transactions	142
Futures contracts	369
Total net realized gain (loss)		67,064
Change in net unrealized appreciation (depreciation) on: Investment securities	565,067
Assets and liabilities in foreign currencies	4
Futures contracts	(698)
Total change in net unrealized appreciation (depreciation)		564,373
Net gain (loss)		631,437
Net increase (decrease) in net assets resulting from operations		$ 629,871

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2009 (Unaudited)	Year ended April 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,566)	$ 1,131
Net realized gain (loss)	67,064	(834,945)
Change in net unrealized appreciation (depreciation)	564,373	(407,656)
Net increase (decrease) in net assets resulting from operations	629,871	(1,241,470)
Distributions to shareholders from net investment income	-	(71)
Distributions to shareholders from net realized gain	-	(58,885)
Total distributions	-	(58,956)
Share transactions Proceeds from sales of shares	530,793	527,584
Reinvestment of distributions	-	57,615
Cost of shares redeemed	(348,578)	(838,556)
Net increase (decrease) in net assets resulting from share transactions	182,215	(253,357)
Redemption fees	356	572
Total increase (decrease) in net assets	812,442	(1,553,211)

Net Assets
Beginning of period	2,400,500	3,953,711
End of period (including accumulated net investment loss of $1,566 and $0, respectively)	$ 3,212,942	$ 2,400,500
Other Information Shares
Sold	39,537	44,161
Issued in reinvestment of distributions	-	3,675
Redeemed	(26,525)	(73,615)
Net increase (decrease)	13,012	(25,779)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Six months ended October 31, 2009

Years ended April 30,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 10.88	$ 16.04	$ 20.40	$ 21.02	$ 16.74	$ 17.26
Income from Investment Operations
Net investment income (loss) D	(.01)	- H	(.03)	(.06)	(.04)	(.04)
Net realized and unrealized gain (loss)	2.88	(4.92)	(1.19)	.96	5.58	.84
Total from investment operations	2.87	(4.92)	(1.22)	.90	5.54	.80
Distributions from net investment income	-	- H, I	-	-	-	-
Distributions from net realized gain	-	(.24) I	(3.14)	(1.52)	(1.26)	(1.33)
Total distributions	-	(.24)	(3.14)	(1.52)	(1.26)	(1.33)
Redemption fees added to paid in capital D	- H	- H	- H	- H	- H	.01
Net asset value, end of period	$ 13.75	$ 10.88	$ 16.04	$ 20.40	$ 21.02	$ 16.74
Total Return B, C	26.38%	(31.13)%	(7.64)%	4.98%	34.68%	4.63%
Ratios to Average Net Assets E, G
Expenses before reductions	1.29% A	.96%	1.08%	.96%	.98%	1.07%
Expenses net of fee waivers, if any	1.29% A	.96%	1.08%	.96%	.98%	1.07%
Expenses net of all reductions	1.28% A	.95%	1.07%	.94%	.93%	1.00%
Net investment income (loss)	(.10)% A	.04%	(.18)%	(.32)%	(.23)%	(.23)%
Supplemental Data
Net assets, end of period (in millions)	$ 3,213	$ 2,401	$ 3,954	$ 4,985	$ 5,159	$ 3,994
Portfolio turnover rate F	79% A	92%	115%	115%	107%	99%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Amount represents less than $.01 per share.

I The amount shown reflects certain reclassifications related to book to tax differences.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Small Cap Stock Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, December 16, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of October 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. For U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 522,524
Gross unrealized depreciation	(435,389)
Net unrealized appreciation (depreciation)	$ 87,135

Tax cost	$ 3,367,937

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 2.00% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

5. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risk relative to those derivatives. This risk is further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and may include equity risk and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Investments in Derivative Instruments - continued

Futures Contracts - continued

Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Equity Risk
Futures Contracts	$ 369	$ (698)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 369	$ (698)

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $369 for futures contracts.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(698) for futures contracts.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,107,372 and $1,118,150, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .93% of the Fund's average net assets.

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .31% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $98 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 12,107.46%		$ 1

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

9. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $234 for the period.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Small Cap Stock Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources. The Board noted that Fidelity's analysts have access to a variety of technological tools and market and securities data that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Semiannual Report

Fidelity Small Cap Stock Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of the fund was in the fourth quartile for the one- and five-year periods and the third quartile for the three-year period. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions that have been taken by FMR to improve the fund's disappointing performance relative to its peer group and benchmark. The Board will continue to closely monitor the performance of the fund in the coming year and discuss with FMR other appropriate actions to address the performance of the fund.

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, the record (over the same period) of a Board-approved performance adjustment index. The Board realizes that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the fund's shareholders.

The Board considered that FMR has taken steps to refocus and strengthen equity research, equity portfolio management, and compliance. The Board reviewed the year-to-date performance of the fund through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment. "TMG%" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG% of 12% means that 88% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Small Cap Stock Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008. The Board also noted the effect of the fund's negative performance adjustment on the fund's management fee ranking. The Board noted that the performance adjustment for each year represents calculations for performance periods that differ from the periods shown in the performance charts above.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the fund's total expenses, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses, as well as the impact of the fund's performance adjustment. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for 2008.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)
Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SLCX-USAN-1209
1.784863.106

Spartan®

500 Index

Fund -
Investor Class
Fidelity Advantage Class

Semiannual Report

October 31, 2009
(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We've seen a strong upswing in the global equity markets since last March, as signs of improvement in some economic indicators have brought many investors back into the marketplace. But there remain other key measures - notably high unemployment and slack consumer spending - that suggest the road back to economic health could still be a bumpy ride. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,
/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2009 to October 31, 2009).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value May 1, 2009	Ending Account Value October 31, 2009	Expenses Paid During Period* May 1, 2009 to October 31, 2009
Investor Class	.10%
Actual		$ 1,000.00	$ 1,200.40	$ .55
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Fidelity Advantage Class	.07%
Actual		$ 1,000.00	$ 1,200.60	$ .39
HypotheticalA		$ 1,000.00	$ 1,024.85	$ .36

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of October 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.8	4.2
Microsoft Corp.	2.3	2.0
Procter & Gamble Co.	1.8	1.8
Apple, Inc.	1.8	1.4
JPMorgan Chase & Co.	1.8	1.6
Johnson & Johnson	1.8	1.8
International Business Machines Corp.	1.7	1.8
Chevron Corp.	1.7	1.7
General Electric Co.	1.6	1.7
AT&T, Inc.	1.6	1.9
	19.9
Market Sectors as of October 31, 2009
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.9	17.8
Financials	14.6	11.8
Health Care	12.6	13.4
Energy	12.3	12.1
Consumer Staples	11.8	11.7
Industrials	10.0	10.1
Consumer Discretionary	9.0	9.2
Utilities	3.6	3.8
Materials	3.4	3.3
Telecommunication Services	3.1	3.6

Semiannual Report

Investments October 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.0%
Auto Components - 0.2%
Johnson Controls, Inc. (c)	928,324	$ 22,206
The Goodyear Tire & Rubber Co. (a)	334,904	4,314
		26,520
Automobiles - 0.3%
Ford Motor Co. (a)(c)	4,459,897	31,219
Harley-Davidson, Inc. (c)	324,767	8,093
		39,312
Distributors - 0.1%
Genuine Parts Co. (c)	220,872	7,728
Diversified Consumer Services - 0.2%
Apollo Group, Inc. Class A (non-vtg.) (a)(c)	176,611	10,084
DeVry, Inc. (c)	85,720	4,739
H&R Block, Inc. (c)	464,233	8,514
		23,337
Hotels, Restaurants & Leisure - 1.4%
Carnival Corp. unit (c)	606,638	17,665
Darden Restaurants, Inc. (c)	193,052	5,851
International Game Technology (c)	410,230	7,319
Marriott International, Inc. Class A (c)	348,027	8,722
McDonald's Corp.	1,510,979	88,558
Starbucks Corp. (a)(c)	1,020,519	19,369
Starwood Hotels & Resorts Worldwide, Inc. (c)	258,671	7,517
Wyndham Worldwide Corp. (c)	247,296	4,216
Wynn Resorts Ltd. (a)(c)	95,453	5,175
Yum! Brands, Inc. (c)	645,953	21,284
		185,676
Household Durables - 0.3%
Black & Decker Corp. (c)	83,302	3,934
D.R. Horton, Inc. (c)	381,951	4,186
Fortune Brands, Inc.	208,018	8,102
Harman International Industries, Inc. (c)	95,988	3,610
KB Home	102,428	1,452
Leggett & Platt, Inc. (c)	216,172	4,179
Lennar Corp. Class A	213,509	2,690
Newell Rubbermaid, Inc. (c)	384,478	5,579
Pulte Homes, Inc.	437,611	3,943
Whirlpool Corp. (c)	102,494	7,338
		45,013
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)(c)	460,336	$ 54,693
Expedia, Inc. (a)(c)	291,546	6,609
		61,302
Leisure Equipment & Products - 0.1%
Eastman Kodak Co. (c)	371,328	1,392
Hasbro, Inc.	174,317	4,754
Mattel, Inc. (c)	498,379	9,434
		15,580
Media - 2.6%
CBS Corp. Class B (c)	938,314	11,044
Comcast Corp. Class A	3,973,251	57,612
Gannett Co., Inc. (c)	325,014	3,192
Interpublic Group of Companies, Inc. (a)(c)	673,026	4,052
McGraw-Hill Companies, Inc. (c)	435,843	12,544
Meredith Corp. (c)	50,416	1,364
News Corp. Class A	3,112,800	35,859
Omnicom Group, Inc. (c)	430,258	14,749
Scripps Networks Interactive, Inc. Class A (c)	123,525	4,664
The DIRECTV Group, Inc. (a)(c)	622,406	16,369
The New York Times Co. Class A (c)	160,037	1,275
The Walt Disney Co. (c)	2,573,185	70,428
Time Warner Cable, Inc. (c)	487,848	19,241
Time Warner, Inc.	1,641,488	49,442
Viacom, Inc. Class B (non-vtg.) (a)(c)	840,211	23,181
Washington Post Co. Class B (c)	8,590	3,711
		328,727
Multiline Retail - 0.9%
Big Lots, Inc. (a)(c)	114,396	2,866
Family Dollar Stores, Inc. (c)	193,448	5,475
JCPenney Co., Inc. (c)	326,561	10,819
Kohl's Corp. (a)(c)	423,080	24,209
Macy's, Inc. (c)	582,216	10,230
Nordstrom, Inc. (c)	228,076	7,248
Sears Holdings Corp. (a)(c)	69,088	4,688
Target Corp.	1,040,953	50,413
		115,948
Specialty Retail - 1.9%
Abercrombie & Fitch Co. Class A (c)	121,774	3,997
AutoNation, Inc. (a)(c)	130,632	2,252
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
AutoZone, Inc. (a)(c)	42,200	$ 5,710
Bed Bath & Beyond, Inc. (a)(c)	362,591	12,767
Best Buy Co., Inc. (c)	472,692	18,047
Gamestop Corp. Class A (a)(c)	227,996	5,538
Gap, Inc.	666,654	14,226
Home Depot, Inc.	2,359,971	59,212
Limited Brands, Inc. (c)	369,667	6,506
Lowe's Companies, Inc.	2,045,690	40,034
O'Reilly Automotive, Inc. (a)(c)	189,318	7,058
Office Depot, Inc. (a)	380,374	2,301
RadioShack Corp. (c)	173,304	2,927
Sherwin-Williams Co.	135,239	7,714
Staples, Inc.	1,000,088	21,702
Tiffany & Co., Inc. (c)	171,833	6,751
TJX Companies, Inc.	586,828	21,918
		238,660
Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc.	440,387	14,520
NIKE, Inc. Class B (c)	538,219	33,466
Polo Ralph Lauren Corp. Class A (c)	80,056	5,958
VF Corp. (c)	123,443	8,769
		62,713
TOTAL CONSUMER DISCRETIONARY		1,150,516
CONSUMER STAPLES - 11.8%
Beverages - 2.8%
Brown-Forman Corp. Class B (non-vtg.) (c)	152,133	7,426
Coca-Cola Enterprises, Inc.	439,119	8,374
Constellation Brands, Inc. Class A (sub. vtg.) (a)(c)	275,111	4,352
Dr Pepper Snapple Group, Inc. (a)	351,703	9,587
Molson Coors Brewing Co. Class B	217,097	10,631
Pepsi Bottling Group, Inc.	199,438	7,467
PepsiCo, Inc. (c)	2,156,865	130,598
The Coca-Cola Co.	3,208,515	171,046
		349,481
Food & Staples Retailing - 2.9%
Costco Wholesale Corp.	602,094	34,229
CVS Caremark Corp.	1,998,164	70,535
Kroger Co.	901,938	20,862
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Safeway, Inc. (c)	576,647	$ 12,877
SUPERVALU, Inc. (c)	293,500	4,658
Sysco Corp. (c)	818,265	21,643
Wal-Mart Stores, Inc.	2,990,289	148,558
Walgreen Co.	1,373,956	51,977
Whole Foods Market, Inc. (a)(c)	194,494	6,235
		371,574
Food Products - 1.7%
Archer Daniels Midland Co. (c)	888,909	26,774
Campbell Soup Co. (c)	266,758	8,470
ConAgra Foods, Inc.	612,081	12,854
Dean Foods Co. (a)(c)	249,605	4,550
General Mills, Inc.	450,540	29,700
H.J. Heinz Co. (c)	436,380	17,560
Hershey Co.	229,595	8,676
Hormel Foods Corp.	96,626	3,523
Kellogg Co.	355,132	18,304
Kraft Foods, Inc. Class A (c)	2,042,098	56,199
McCormick & Co., Inc. (non-vtg.) (c)	180,935	6,335
Sara Lee Corp.	963,143	10,874
The J.M. Smucker Co.	164,685	8,684
Tyson Foods, Inc. Class A (c)	422,715	5,292
		217,795
Household Products - 2.6%
Clorox Co.	192,927	11,427
Colgate-Palmolive Co.	690,076	54,261
Kimberly-Clark Corp.	573,868	35,098
Procter & Gamble Co.	4,041,223	234,391
		335,177
Personal Products - 0.2%
Avon Products, Inc. (c)	591,115	18,945
Estee Lauder Companies, Inc. Class A (c)	163,399	6,944
		25,889
Tobacco - 1.6%
Altria Group, Inc.	2,867,810	51,936
Lorillard, Inc. (c)	228,658	17,771
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc.	2,678,270	$ 126,843
Reynolds American, Inc.	233,965	11,343
		207,893
TOTAL CONSUMER STAPLES		1,507,809
ENERGY - 12.3%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	429,027	18,049
BJ Services Co.	404,446	7,765
Cameron International Corp. (a)(c)	304,388	11,253
Diamond Offshore Drilling, Inc.	96,225	9,165
ENSCO International, Inc. (c)	197,216	9,031
FMC Technologies, Inc. (a)(c)	169,538	8,918
Halliburton Co.	1,248,431	36,467
Nabors Industries Ltd. (a)(c)	393,257	8,192
National Oilwell Varco, Inc. (a)	578,999	23,733
Rowan Companies, Inc. (c)	157,483	3,661
Schlumberger Ltd. (c)	1,658,394	103,152
Smith International, Inc. (c)	305,334	8,467
		247,853
Oil, Gas & Consumable Fuels - 10.3%
Anadarko Petroleum Corp. (c)	679,136	41,380
Apache Corp.	464,843	43,751
Cabot Oil & Gas Corp.	143,497	5,520
Chesapeake Energy Corp. (c)	888,371	21,765
Chevron Corp.	2,776,646	212,524
ConocoPhillips	2,053,090	103,024
CONSOL Energy, Inc.	250,182	10,710
Denbury Resources, Inc. (a)(c)	345,349	5,042
Devon Energy Corp. (c)	614,445	39,761
El Paso Corp. (c)	970,810	9,524
EOG Resources, Inc. (c)	348,801	28,483
Exxon Mobil Corp.	6,653,649	476,863
Hess Corp.	402,997	22,060
Marathon Oil Corp.	979,852	31,326
Massey Energy Co. (c)	118,333	3,442
Murphy Oil Corp.	264,187	16,152
Noble Energy, Inc.	240,066	15,756
Occidental Petroleum Corp.	1,122,525	85,177
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Peabody Energy Corp.	370,561	$ 14,671
Pioneer Natural Resources Co. (c)	159,307	6,549
Range Resources Corp. (c)	217,721	10,897
Southwestern Energy Co. (a)	476,948	20,785
Spectra Energy Corp.	894,264	17,098
Sunoco, Inc.	161,849	4,985
Tesoro Corp. (c)	193,207	2,732
Valero Energy Corp.	779,147	14,103
Williams Companies, Inc.	807,121	15,214
XTO Energy, Inc.	803,291	33,385
		1,312,679
TOTAL ENERGY		1,560,532
FINANCIALS - 14.6%
Capital Markets - 2.9%
Ameriprise Financial, Inc.	353,048	12,240
Bank of New York Mellon Corp.	1,665,324	44,398
Charles Schwab Corp.	1,317,912	22,853
E*TRADE Financial Corp. (a)(c)	1,993,476	2,910
Federated Investors, Inc. Class B (non-vtg.)	122,491	3,215
Franklin Resources, Inc.	207,278	21,687
Goldman Sachs Group, Inc.	707,811	120,448
Invesco Ltd.	576,028	12,183
Janus Capital Group, Inc. (c)	252,148	3,308
Legg Mason, Inc. (c)	224,832	6,545
Morgan Stanley	1,881,775	60,443
Northern Trust Corp.	334,225	16,795
State Street Corp.	684,624	28,741
T. Rowe Price Group, Inc. (c)	354,605	17,280
		373,046
Commercial Banks - 2.8%
BB&T Corp.	943,664	22,563
Comerica, Inc. (c)	209,218	5,806
Fifth Third Bancorp	1,101,117	9,844
First Horizon National Corp. (c)	302,695	3,581
Huntington Bancshares, Inc. (c)	988,986	3,768
KeyCorp	1,216,351	6,556
M&T Bank Corp. (c)	114,317	7,185
Marshall & Ilsley Corp.	697,951	3,713
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
PNC Financial Services Group, Inc. (c)	638,815	$ 31,264
Regions Financial Corp.	1,645,057	7,962
SunTrust Banks, Inc.	690,630	13,198
U.S. Bancorp, Delaware	2,647,140	61,467
Wells Fargo & Co.	6,467,874	177,996
Zions Bancorp (c)	175,052	2,479
		357,382
Consumer Finance - 0.8%
American Express Co.	1,646,458	57,363
Capital One Financial Corp.	629,902	23,054
Discover Financial Services	741,685	10,487
SLM Corp. (a)(c)	647,406	6,280
		97,184
Diversified Financial Services - 4.3%
Bank of America Corp.	11,978,192	174,642
Citigroup, Inc.	18,056,424	73,851
CME Group, Inc. (c)	91,970	27,831
IntercontinentalExchange, Inc. (a)(c)	101,303	10,150
JPMorgan Chase & Co.	5,444,673	227,424
Leucadia National Corp. (a)(c)	263,170	5,913
Moody's Corp. (c)	271,542	6,430
NYSE Euronext	359,973	9,305
The NASDAQ Stock Market, Inc. (a)	196,487	3,549
		539,095
Insurance - 2.6%
AFLAC, Inc.	647,292	26,856
Allstate Corp.	742,632	21,960
American International Group, Inc. (a)(c)	186,322	6,264
Aon Corp.	380,022	14,635
Assurant, Inc.	163,271	4,887
Cincinnati Financial Corp. (c)	225,169	5,710
Genworth Financial, Inc. Class A (c)	666,240	7,075
Hartford Financial Services Group, Inc.	532,020	13,045
Lincoln National Corp.	418,251	9,967
Loews Corp.	503,604	16,669
Marsh & McLennan Companies, Inc. (c)	725,239	17,014
MBIA, Inc. (a)(c)	218,857	889
MetLife, Inc.	1,133,410	38,570
Principal Financial Group, Inc.	441,569	11,057
Progressive Corp. (a)(c)	939,528	15,032
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.	641,027	$ 28,994
The Chubb Corp. (c)	484,442	23,505
The Travelers Companies, Inc.	785,793	39,125
Torchmark Corp. (c)	114,547	4,651
Unum Group	458,844	9,154
XL Capital Ltd. Class A (c)	473,741	7,774
		322,833
Real Estate Investment Trusts - 1.1%
Apartment Investment & Management Co. Class A	162,047	2,001
AvalonBay Communities, Inc. (c)	110,671	7,612
Boston Properties, Inc. (c)	191,871	11,660
Equity Residential (SBI) (c)	379,321	10,955
HCP, Inc. (c)	405,796	12,008
Health Care REIT, Inc. (c)	165,985	7,365
Host Hotels & Resorts, Inc. (c)	836,100	8,453
Kimco Realty Corp. (c)	521,081	6,586
Plum Creek Timber Co., Inc. (c)	225,415	7,053
ProLogis Trust (c)	613,056	6,946
Public Storage (c)	187,753	13,819
Simon Property Group, Inc. (c)	391,924	26,608
Ventas, Inc. (c)	216,730	8,697
Vornado Realty Trust (c)	216,151	12,874
		142,637
Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc. Class A (a)(c)	332,520	3,442
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	653,031	8,581
People's United Financial, Inc.	482,323	7,732
		16,313
TOTAL FINANCIALS		1,851,932
HEALTH CARE - 12.6%
Biotechnology - 1.6%
Amgen, Inc. (a)	1,405,935	75,541
Biogen Idec, Inc. (a)(c)	399,923	16,849
Celgene Corp. (a)	634,967	32,415
Cephalon, Inc. (a)(c)	103,349	5,641
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Genzyme Corp. (a)(c)	374,243	$ 18,937
Gilead Sciences, Inc. (a)	1,251,955	53,271
		202,654
Health Care Equipment & Supplies - 1.9%
Baxter International, Inc.	834,458	45,111
Becton, Dickinson & Co. (c)	331,438	22,657
Boston Scientific Corp. (a)	2,087,142	16,948
C. R. Bard, Inc.	135,151	10,146
CareFusion Corp. (a)(c)	249,225	5,575
DENTSPLY International, Inc. (c)	205,727	6,781
Hospira, Inc. (a)(c)	223,026	9,956
Intuitive Surgical, Inc. (a)(c)	52,522	12,939
Medtronic, Inc.	1,532,377	54,706
St. Jude Medical, Inc. (a)(c)	481,783	16,419
Stryker Corp. (c)	390,789	17,976
Varian Medical Systems, Inc. (a)(c)	173,798	7,122
Zimmer Holdings, Inc. (a)	296,705	15,598
		241,934
Health Care Providers & Services - 2.1%
Aetna, Inc.	604,337	15,731
AmerisourceBergen Corp.	411,554	9,116
Cardinal Health, Inc.	497,985	14,113
CIGNA Corp. (c)	377,562	10,511
Coventry Health Care, Inc. (a)(c)	207,087	4,107
DaVita, Inc. (a)	143,988	7,636
Express Scripts, Inc. (a)(c)	379,930	30,364
Humana, Inc. (a)(c)	234,891	8,827
Laboratory Corp. of America Holdings (a)(c)	149,943	10,330
McKesson Corp.	368,472	21,640
Medco Health Solutions, Inc. (a)	655,899	36,809
Patterson Companies, Inc. (a)(c)	128,705	3,286
Quest Diagnostics, Inc. (c)	216,021	12,082
Tenet Healthcare Corp. (a)	599,459	3,069
UnitedHealth Group, Inc.	1,609,380	41,763
WellPoint, Inc. (a)	657,720	30,755
		260,139
Health Care Technology - 0.0%
IMS Health, Inc.	252,516	4,139
Life Sciences Tools & Services - 0.4%
Life Technologies Corp. (a)	244,144	11,516
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Millipore Corp. (a)	76,904	$ 5,153
PerkinElmer, Inc.	161,576	3,007
Thermo Fisher Scientific, Inc. (a)(c)	565,090	25,429
Waters Corp. (a)(c)	132,245	7,595
		52,700
Pharmaceuticals - 6.6%
Abbott Laboratories (c)	2,140,326	108,236
Allergan, Inc. (c)	425,752	23,949
Bristol-Myers Squibb Co.	2,742,605	59,789
Eli Lilly & Co.	1,399,927	47,612
Forest Laboratories, Inc. (a)	417,675	11,557
Johnson & Johnson	3,815,443	225,302
King Pharmaceuticals, Inc. (a)(c)	343,548	3,480
Merck & Co., Inc. (c)	2,919,737	90,307
Mylan, Inc. (a)(c)	422,733	6,865
Pfizer, Inc.	11,164,903	190,138
Schering-Plough Corp.	2,262,199	63,794
Watson Pharmaceuticals, Inc. (a)(c)	146,383	5,039
		836,068
TOTAL HEALTH CARE		1,597,634
INDUSTRIALS - 10.0%
Aerospace & Defense - 2.7%
General Dynamics Corp.	533,161	33,429
Goodrich Corp. (c)	171,656	9,330
Honeywell International, Inc.	1,041,224	37,370
ITT Corp.	252,535	12,804
L-3 Communications Holdings, Inc.	161,400	11,668
Lockheed Martin Corp.	446,999	30,749
Northrop Grumman Corp.	440,423	22,078
Precision Castparts Corp. (c)	194,135	18,546
Raytheon Co.	539,112	24,411
Rockwell Collins, Inc.	218,262	10,996
The Boeing Co.	1,005,750	48,075
United Technologies Corp.	1,303,199	80,082
		339,538
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc. (c)	233,124	12,847
Expeditors International of Washington, Inc. (c)	293,698	9,463
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - continued
FedEx Corp. (c)	432,428	$ 31,433
United Parcel Service, Inc. Class B	1,376,832	73,908
		127,651
Airlines - 0.1%
Southwest Airlines Co. (c)	1,026,538	8,623
Building Products - 0.0%
Masco Corp. (c)	497,315	5,843
Commercial Services & Supplies - 0.5%
Avery Dennison Corp. (c)	156,096	5,565
Cintas Corp. (c)	181,923	5,037
Iron Mountain, Inc. (a)(c)	249,526	6,096
Pitney Bowes, Inc. (c)	286,666	7,023
R.R. Donnelley & Sons Co. (c)	284,239	5,708
Republic Services, Inc. (c)	446,251	11,562
Stericycle, Inc. (a)(c)	117,754	6,167
Waste Management, Inc. (c)	682,133	20,382
		67,540
Construction & Engineering - 0.2%
Fluor Corp.	249,025	11,062
Jacobs Engineering Group, Inc. (a)(c)	171,557	7,255
Quanta Services, Inc. (a)(c)	289,675	6,141
		24,458
Electrical Equipment - 0.4%
Emerson Electric Co. (c)	1,040,582	39,282
First Solar, Inc. (a)(c)	66,800	8,145
Rockwell Automation, Inc. (c)	196,540	8,048
		55,475
Industrial Conglomerates - 2.3%
3M Co. (c)	966,830	71,130
General Electric Co.	14,712,934	209,806
Textron, Inc. (c)	374,145	6,652
		287,588
Machinery - 1.7%
Caterpillar, Inc.	860,186	47,362
Cummins, Inc. (c)	279,400	12,031
Danaher Corp. (c)	358,571	24,465
Deere & Co. (c)	585,575	26,673
Dover Corp.	257,706	9,710
Eaton Corp. (c)	229,273	13,860
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Flowserve Corp. (c)	77,431	$ 7,604
Illinois Tool Works, Inc.	533,188	24,484
PACCAR, Inc. (c)	503,017	18,818
Pall Corp.	163,276	5,182
Parker Hannifin Corp.	222,239	11,770
Snap-On, Inc. (c)	79,905	2,919
The Stanley Works (c)	109,867	4,969
		209,847
Professional Services - 0.1%
Dun & Bradstreet Corp. (c)	73,051	5,593
Equifax, Inc. (c)	174,966	4,791
Monster Worldwide, Inc. (a)(c)	174,311	2,531
Robert Half International, Inc. (c)	210,259	4,878
		17,793
Road & Rail - 0.9%
Burlington Northern Santa Fe Corp.	362,490	27,303
CSX Corp.	542,764	22,894
Norfolk Southern Corp.	508,996	23,729
Ryder System, Inc.	77,467	3,141
Union Pacific Corp.	698,213	38,499
		115,566
Trading Companies & Distributors - 0.1%
Fastenal Co. (c)	183,022	6,314
W.W. Grainger, Inc.	86,643	8,121
		14,435
TOTAL INDUSTRIALS		1,274,357
INFORMATION TECHNOLOGY - 18.9%
Communications Equipment - 2.6%
Ciena Corp. (a)(c)	126,729	1,487
Cisco Systems, Inc. (a)	7,985,670	182,473
Harris Corp. (c)	181,467	7,571
JDS Uniphase Corp. (a)	300,443	1,679
Juniper Networks, Inc. (a)(c)	725,780	18,515
Motorola, Inc. (c)	3,177,947	27,235
QUALCOMM, Inc.	2,301,480	95,304
Tellabs, Inc. (a)(c)	548,507	3,302
		337,566
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 5.8%
Apple, Inc. (a)	1,240,265	$ 233,790
Dell, Inc. (a)(c)	2,382,664	34,525
EMC Corp. (a)	2,799,539	46,108
Hewlett-Packard Co.	3,282,761	155,800
International Business Machines Corp.	1,814,928	218,898
Lexmark International, Inc. Class A (a)(c)	108,116	2,757
NetApp, Inc. (a)	465,698	12,597
QLogic Corp. (a)(c)	163,510	2,868
SanDisk Corp. (a)(c)	314,364	6,438
Sun Microsystems, Inc. (a)(c)	1,043,037	8,532
Teradata Corp. (a)(c)	237,858	6,631
Western Digital Corp. (a)(c)	311,080	10,477
		739,421
Electronic Equipment & Components - 0.5%
Agilent Technologies, Inc. (c)	477,811	11,821
Amphenol Corp. Class A (c)	237,331	9,522
Corning, Inc.	2,152,335	31,446
FLIR Systems, Inc. (a)(c)	209,726	5,832
Jabil Circuit, Inc.	255,302	3,416
Molex, Inc. (c)	188,180	3,513
		65,550
Internet Software & Services - 2.0%
Akamai Technologies, Inc. (a)(c)	238,690	5,251
eBay, Inc. (a)(c)	1,554,317	34,615
Google, Inc. Class A (a)(c)	333,105	178,584
VeriSign, Inc. (a)(c)	267,029	6,091
Yahoo!, Inc. (a)	1,651,553	26,260
		250,801
IT Services - 1.1%
Affiliated Computer Services, Inc. Class A (a)	135,186	7,042
Automatic Data Processing, Inc.	695,232	27,670
Cognizant Technology Solutions Corp. Class A (a)	405,952	15,690
Computer Sciences Corp. (a)(c)	210,029	10,651
Convergys Corp. (a)(c)	170,087	1,845
Fidelity National Information Services, Inc.	431,221	9,383
Fiserv, Inc. (a)(c)	213,739	9,804
MasterCard, Inc. Class A (c)	132,845	29,096
Paychex, Inc.	444,799	12,637
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
The Western Union Co.	971,296	$ 17,648
Total System Services, Inc. (c)	272,950	4,359
		145,825
Office Electronics - 0.1%
Xerox Corp. (c)	1,203,248	9,048
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Micro Devices, Inc. (a)(c)	776,429	3,572
Altera Corp.	407,301	8,060
Analog Devices, Inc. (c)	403,652	10,346
Applied Materials, Inc.	1,846,536	22,528
Broadcom Corp. Class A (a)(c)	597,322	15,895
Intel Corp.	7,750,469	148,111
KLA-Tencor Corp. (c)	236,291	7,682
Linear Technology Corp.	307,764	7,965
LSI Corp. (a)	902,580	4,621
MEMC Electronic Materials, Inc. (a)(c)	309,507	3,844
Microchip Technology, Inc. (c)	253,297	6,069
Micron Technology, Inc. (a)(c)	1,172,463	7,961
National Semiconductor Corp. (c)	324,055	4,193
Novellus Systems, Inc. (a)(c)	135,109	2,781
NVIDIA Corp. (a)(c)	758,433	9,071
Teradyne, Inc. (a)(c)	241,700	2,023
Texas Instruments, Inc.	1,746,449	40,954
Xilinx, Inc.	382,144	8,312
		313,988
Software - 4.3%
Adobe Systems, Inc. (a)(c)	726,862	23,943
Autodesk, Inc. (a)(c)	318,067	7,929
BMC Software, Inc. (a)(c)	254,734	9,466
CA, Inc.	551,155	11,530
Citrix Systems, Inc. (a)(c)	253,425	9,316
Compuware Corp. (a)	328,871	2,322
Electronic Arts, Inc. (a)(c)	447,920	8,170
Intuit, Inc. (a)(c)	447,284	13,003
McAfee, Inc. (a)(c)	217,644	9,115
Microsoft Corp.	10,733,092	297,629
Novell, Inc. (a)	480,143	1,964
Oracle Corp.	5,407,384	114,096
Red Hat, Inc. (a)(c)	260,297	6,718
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Salesforce.com, Inc. (a)(c)	151,077	$ 8,574
Symantec Corp. (a)	1,127,687	19,825
		543,600
TOTAL INFORMATION TECHNOLOGY		2,405,799
MATERIALS - 3.4%
Chemicals - 1.9%
Air Products & Chemicals, Inc. (c)	290,860	22,434
Airgas, Inc. (c)	113,063	5,015
CF Industries Holdings, Inc.	67,087	5,585
Dow Chemical Co.	1,583,350	37,177
E.I. du Pont de Nemours & Co.	1,251,051	39,808
Eastman Chemical Co. (c)	100,608	5,283
Ecolab, Inc.	327,886	14,414
FMC Corp.	100,367	5,129
International Flavors & Fragrances, Inc.	109,365	4,166
Monsanto Co.	755,822	50,776
PPG Industries, Inc.	228,319	12,884
Praxair, Inc.	424,763	33,743
Sigma Aldrich Corp. (c)	168,653	8,758
		245,172
Construction Materials - 0.1%
Vulcan Materials Co. (c)	173,049	7,965
Containers & Packaging - 0.2%
Ball Corp. (c)	130,307	6,428
Bemis Co., Inc.	149,520	3,862
Owens-Illinois, Inc. (a)	233,126	7,432
Pactiv Corp. (a)	182,705	4,219
Sealed Air Corp.	219,828	4,227
		26,168
Metals & Mining - 1.0%
AK Steel Holding Corp.	151,454	2,404
Alcoa, Inc.	1,349,024	16,755
Allegheny Technologies, Inc. (c)	135,782	4,190
Freeport-McMoRan Copper & Gold, Inc. (c)	570,133	41,825
Newmont Mining Corp.	678,405	29,483
Nucor Corp. (c)	435,667	17,361
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Titanium Metals Corp. (c)	117,498	$ 1,010
United States Steel Corp.	198,434	6,844
		119,872
Paper & Forest Products - 0.2%
International Paper Co.	599,159	13,367
MeadWestvaco Corp. (c)	236,909	5,409
Weyerhaeuser Co.	292,626	10,634
		29,410
TOTAL MATERIALS		428,587
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.	8,168,589	209,688
CenturyTel, Inc.	411,559	13,359
Frontier Communications Corp. (c)	432,464	3,101
Qwest Communications International, Inc. (c)	2,052,482	7,368
Verizon Communications, Inc.	3,932,848	116,373
Windstream Corp. (c)	604,626	5,829
		355,718
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)(c)	546,372	20,117
MetroPCS Communications, Inc. (a)(c)	360,789	2,248
Sprint Nextel Corp. (a)(c)	3,981,631	11,786
		34,151
TOTAL TELECOMMUNICATION SERVICES		389,869
UTILITIES - 3.6%
Electric Utilities - 2.0%
Allegheny Energy, Inc. (c)	234,651	5,355
American Electric Power Co., Inc.	660,121	19,949
Duke Energy Corp.	1,795,323	28,402
Edison International (c)	451,087	14,354
Entergy Corp.	271,076	20,797
Exelon Corp.	912,501	42,851
FirstEnergy Corp.	422,045	18,266
FPL Group, Inc.	569,671	27,971
Northeast Utilities	242,679	5,594
Pepco Holdings, Inc. (c)	305,729	4,565
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Pinnacle West Capital Corp.	140,113	$ 4,388
PPL Corp.	521,378	15,349
Progress Energy, Inc. (c)	386,690	14,512
Southern Co.	1,102,139	34,376
		256,729
Gas Utilities - 0.1%
EQT Corp.	181,237	7,587
Nicor, Inc.	62,609	2,322
Questar Corp. (c)	241,220	9,610
		19,519
Independent Power Producers & Energy Traders - 0.2%
AES Corp.	923,475	12,070
Constellation Energy Group, Inc.	277,773	8,589
Dynegy, Inc. Class A (a)	701,919	1,404
		22,063
Multi-Utilities - 1.3%
Ameren Corp. (c)	323,106	7,864
CenterPoint Energy, Inc.	534,973	6,741
CMS Energy Corp.	316,937	4,215
Consolidated Edison, Inc.	380,719	15,488
Dominion Resources, Inc. (c)	824,131	28,095
DTE Energy Co. (c)	227,714	8,421
Integrys Energy Group, Inc. (c)	105,808	3,661
NiSource, Inc.	381,207	4,925
PG&E Corp.	513,218	20,985
Public Service Enterprise Group, Inc. (c)	700,536	20,876
SCANA Corp. (c)	152,664	5,166
Sempra Energy	339,672	17,476
TECO Energy, Inc. (c)	295,932	4,244
Wisconsin Energy Corp.	161,866	7,069
Xcel Energy, Inc. (c)	630,954	11,900
		167,126
TOTAL UTILITIES		465,437
TOTAL COMMON STOCKS (Cost $12,182,718)		12,632,472
U.S. Treasury Obligations - 0.4%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills, yield at date of purchase 0.29% to 0.59% 11/19/09 to 6/3/10 (d) (Cost $44,439)	$ 44,500	$ 44,483
Money Market Funds - 16.6%
	Shares
Fidelity Cash Central Fund, 0.20% (e)	41,755,898	41,756
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(e)	2,066,036,194	2,066,036
TOTAL MONEY MARKET FUNDS (Cost $2,107,792)		2,107,792
TOTAL INVESTMENT PORTFOLIO - 116.3% (Cost $14,334,949)		14,784,747
NET OTHER ASSETS - (16.3)%		(2,067,991)
NET ASSETS - 100%		$ 12,716,756
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
327 CME S&P 500 Index Contracts	Dec. 2009	$ 84,448	$ (464)
The face value of futures purchased as a percentage of net assets - 0.7%
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $10,193,000.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 468
Fidelity Securities Lending Cash Central Fund	5,226
Total	$ 5,694
Other Information

The following is a summary of the inputs used, as of October 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,150,516	$ 1,150,516	$ -	$ -
Consumer Staples	1,507,809	1,507,809	-	-
Energy	1,560,532	1,560,532	-	-
Financials	1,851,932	1,851,932	-	-
Health Care	1,597,634	1,597,634	-	-
Industrials	1,274,357	1,274,357	-	-
Information Technology	2,405,799	2,405,799	-	-
Materials	428,587	428,587	-	-
Telecommunication Services	389,869	389,869	-	-
Utilities	465,437	465,437	-	-
U.S. Government and Government Agency Obligations	44,483	-	44,483	-
Money Market Funds	2,107,792	2,107,792	-	-
Total Investments in Securities:	$ 14,784,747	$ 14,740,264	$ 44,483	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (464)	$ (464)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of October 31, 2009. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (464)
Total Value of Derivatives	$ -	$ (464)

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Income Tax Information
At April 30, 2009, the fund had a capital loss carryforward of approximately $532,411,000 all of which will expire on April 30, 2017.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2009 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,954,900) - See accompanying schedule: Unaffiliated issuers (cost $12,227,157)	$ 12,676,955
Fidelity Central Funds (cost $2,107,792)	2,107,792
Total Investments (cost $14,334,949)		$ 14,784,747
Receivable for investments sold		145,776
Receivable for fund shares sold		11,177
Dividends receivable		16,184
Distributions receivable from Fidelity Central Funds		228
Other receivables		219
Total assets		14,958,331

Liabilities
Payable for fund shares redeemed	171,622
Accrued management fee	780
Payable for daily variation on futures contracts	2,752
Other affiliated payables	166
Other payables and accrued expenses	219
Collateral on securities loaned, at value	2,066,036
Total liabilities		2,241,575

Net Assets		$ 12,716,756
Net Assets consist of:
Paid in capital		$ 12,937,446
Undistributed net investment income		132,670
Accumulated undistributed net realized gain (loss) on investments		(802,694)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		449,334
Net Assets		$ 12,716,756

Investor Class: Net Asset Value, offering price and redemption price per share ($6,264,923 ÷ 86,816 shares)		$ 72.16

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($6,451,833 ÷ 89,396 shares)		$ 72.17

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended October 31, 2009 (Unaudited)

Investment Income
Dividends		$ 133,015
Interest		110
Income from Fidelity Central Funds		5,694
Total income		138,819

Expenses
Management fee	$ 4,406
Transfer agent fees	910
Independent trustees' compensation	44
Interest	5
Miscellaneous	28
Total expenses		5,393
Net investment income (loss)		133,426
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(147,954)
Futures contracts	76,375
Total net realized gain (loss)		(71,579)
Change in net unrealized appreciation (depreciation) on: Investment securities	2,214,372
Futures contracts	(29,032)
Total change in net unrealized appreciation (depreciation)		2,185,340
Net gain (loss)		2,113,761
Net increase (decrease) in net assets resulting from operations		$ 2,247,187

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2009 (Unaudited)	Year ended April 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 133,426	$ 324,472
Net realized gain (loss)	(71,579)	(592,442)
Change in net unrealized appreciation (depreciation)	2,185,340	(5,731,315)
Net increase (decrease) in net assets resulting from operations	2,247,187	(5,999,285)
Distributions to shareholders from net investment income	(96,831)	(326,109)
Share transactions - net increase (decrease)	(696,019)	744,858
Total increase (decrease) in net assets	1,454,337	(5,580,536)

Net Assets
Beginning of period	11,262,419	16,842,955
End of period (including undistributed net investment income of $132,670 and undistributed net investment income of $96,075, respectively)	$ 12,716,756	$ 11,262,419

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

Six months ended October 31, 2009

Years ended April 30,

(Unaudited)

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 60.58	$ 96.20	$ 102.94	$ 90.83	$ 80.02	$ 76.63
Income from Investment Operations
Net investment income (loss) D	.72	1.79	1.94	1.75	1.51	1.54 G
Net realized and unrealized gain (loss)	11.37	(35.58)	(6.68)	11.87	10.68	3.26
Total from investment operations	12.09	(33.79)	(4.74)	13.62	12.19	4.80
Distributions from net investment income	(.51)	(1.83)	(1.86)	(1.51)	(1.38)	(1.41)
Distributions from net realized gain	-	-	(.14)	-	-	-
Total distributions	(.51)	(1.83)	(2.00)	(1.51)	(1.38)	(1.41)
Redemption fees added to paid in capital D, I	-	-	-	- J	- J	- J
Net asset value, end of period	$ 72.16	$ 60.58	$ 96.20	$ 102.94	$ 90.83	$ 80.02
Total Return B, C	20.04%	(35.33)%	(4.73)%	15.14%	15.34%	6.25%
Ratios to Average Net Assets E, H
Expenses before reductions	.10% A	.10%	.10%	.10%	.10%	.32%
Expenses net of fee waivers, if any	.10% A	.10%	.10%	.10%	.10%	.13%
Expenses net of all reductions	.10% A	.10%	.10%	.10%	.10%	.13%
Net investment income (loss)	2.10% A	2.49%	1.92%	1.86%	1.77%	1.94% G
Supplemental Data
Net assets, end of period (in millions)	$ 6,265	$ 5,304	$ 7,511	$ 8,370	$ 7,247	$ 12,032
Portfolio turnover rate F	8% A	6%	6%	5%	7%	4%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.23 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.64%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The redemption fee was eliminated during the year ended April 30, 2007.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

Six months ended October 31, 2009

Years ended April 30,

(Unaudited)

2009

2008

2007

2006 G

Selected Per-Share Data
Net asset value, beginning of period	$ 60.59	$ 96.21	$ 102.95	$ 90.84	$ 82.30
Income from Investment Operations
Net investment income (loss) D	.73	1.83	1.96	1.78	.87
Net realized and unrealized gain (loss)	11.37	(35.60)	(6.67)	11.87	8.61
Total from investment operations	12.10	(33.77)	(4.71)	13.65	9.48
Distributions from net investment income	(.52)	(1.85)	(1.89)	(1.54)	(.94)
Distributions from net realized gain	-	-	(.14)	-	-
Total distributions	(.52)	(1.85)	(2.03)	(1.54)	(.94)
Redemption fees added to paid in capital D, I	-	-	-	- J	- J
Net asset value, end of period	$ 72.17	$ 60.59	$ 96.21	$ 102.95	$ 90.84
Total Return B, C	20.06%	(35.31)%	(4.71)%	15.18%	11.56%
Ratios to Average Net Assets E, H
Expenses before reductions	.07% A	.07%	.07%	.07%	.07%A
Expenses net of fee waivers, if any	.07% A	.07%	.07%	.07%	.07%A
Expenses net of all reductions	.07% A	.07%	.07%	.07%	.07%A
Net investment income (loss)	2.13% A	2.52%	1.95%	1.89%	1.81%A
Supplemental Data
Net assets, end of period (in millions)	$ 6,452	$ 5,959	$ 9,332	$ 9,153	$ 6,763
Portfolio turnover rate F	8% A	6%	6%	5%	7%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period October 14, 2005 (commencement of sale of shares) to April 30, 2006.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The redemption fee was eliminated during the year ended April 30, 2007.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2009 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Spartan 500 Index Fund (the Fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Investor Class and Fidelity Advantage Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund offers conversion privileges between share classes to eligible shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, December 16, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of October 31, 2009, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques of the Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, deferred trustees compensation capital loss carryforwards and losses deferred due to wash and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,243,114
Gross unrealized depreciation	(2,838,209)
Net unrealized appreciation (depreciation)	$ 404,905

Tax cost	$ 14,379,842

4. Investments in Derivative Instruments.

Objectives and Strategies for Investing in Derivative Instruments. The Fund uses derivative instruments ("derivatives"), including futures contracts, in order to meet its investment objectives. The Fund's strategy is to use derivatives as a risk management tool and as an additional way to gain exposure to certain types of assets. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

While utilizing derivatives in pursuit of its investment objectives, the Fund is exposed to certain financial risks relative to those derivatives. This risk is further explained below:

Equity Risk

Equity risk is the risk that the value of financial instruments will fluctuate as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Investments in Derivative Instruments - continued

Objectives and Strategies for Investing in Derivative Instruments - continued

The following notes provide more detailed information about each derivative type held by the Fund:

Futures Contracts. The Fund uses futures contracts to manage its exposure to the stock market. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument. Risks of loss may exceed any futures variation margin reflected in the Fund's Statement of Assets and Liabilities and may include equity risk, and potential lack of liquidity in the market. Futures have minimal counterparty risk to the Fund since the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end.

The purchaser or seller of a futures contract is not required to pay for or deliver the instrument unless the contract is held until the delivery date. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Securities deposited to meet margin requirements are identified in the Fund's Schedule of Investments. Futures contracts are marked-to-market daily and subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities and changes in value are recognized as unrealized gain (loss). Realized gain (loss) is recorded upon the expiration or closing of the futures contract. The net realized gain (loss) and change in unrealized gain (loss) on futures contracts during the period is included on the Statement of Operations. The total underlying face amount of all open futures contracts at period end is indicative of the volume of this derivative type.

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments. A summary of the Fund's value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Fund's Schedule of Investments. The table below reflects the Fund's realized gain (loss) and change in unrealized gain (loss) for derivatives during the period.

Semiannual Report

4. Investments in Derivative Instruments - continued

Realized and Change in Unrealized Gain (Loss) on Derivative Instruments - continued

Risk Exposure / Derivative Type	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Equity Risk
Futures Contracts	$ 76,375	$ (29,032)
Total Derivatives Realized and Change in Unrealized Gain (Loss) (a)(b)	$ 76,375	$ (29,032)

(a) Total derivatives realized gain (loss) included in the Statement of Operations is comprised of $76,375 for futures contracts.

(b) Total derivatives change in unrealized gain (loss) included in the Statement of Operations is comprised of $(29,032) for futures contracts.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $463,585 and $797,982, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .07% of average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. In addition, under the expense contract, FMR pays class-level expenses of Investor Class and Fidelity Advantage Class so that total expenses do not exceed .10% and .07% of the class's average net assets, respectively, with certain exceptions.

Sub-Adviser. Geode Capital Management, LLC (Geode®), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives asset-based fees of .06% and .03% of average net assets for the Investor Class and Fidelity Advantage Class, respectively. Under the expense contract, the Investor Class pays transfer agent fees at an annual rate of .03%, and the Fidelity Advantage Class pays no transfer agent fees. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 73,199.40%		$ 5

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $28 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $5,226.

Semiannual Report

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's miscellaneous expense by two hundred eighty-three dollars.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2009	Year ended April 30, 2009
From net investment income
Investor Class	$ 45,186	$ 150,248
Fidelity Advantage Class	51,645	175,861
Total	$ 96,831	$ 326,109

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended October 31, 2009	Year ended April 30, 2009	Six months ended October 31, 2009	Year ended April 30, 2009
Investor Class
Shares sold	10,829	32,763	$ 735,154	$ 2,199,636
Reinvestment of distributions	661	2,096	43,225	142,328
Shares redeemed	(12,224)	(25,388)	(844,687)	(1,708,293)
Net increase (decrease)	(734)	9,471	$ (66,308)	$ 633,671
Fidelity Advantage Class
Shares sold	12,512	38,254	$ 848,678	$ 2,621,914
Reinvestment of distributions	709	2,285	46,400	156,299
Shares redeemed	(22,170)	(39,190)	(1,524,789)	(2,667,026)
Net increase (decrease)	(8,949)	1,349	$ (629,711)	$ 111,187

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Reorganization.

On November 18, 2009, the Board of Trustees of the Fund approved an Agreement and Plan of Reorganization between the Fund and Spartan U.S. Equity Index Fund. The agreement provides for the transfer of all the assets and the assumption of all the liabilities of the Fund in exchange solely for the number of equivalent shares of Investor Class and Fidelity Advantage Class, respectively, of Spartan U.S. Equity Index Fund having the same aggregate net asset value as the outstanding shares of Investor Class and Fidelity Advantage Class of the Fund on the day the reorganization is effective. The reorganization, which does not require shareholder approval, is expected to become effective on or about January 25, 2010. The reorganization is expected to qualify as a tax-free transaction with no gain or loss recognized by the Funds or their shareholders.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan 500 Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2009 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board's decision to renew the Advisory Contracts was not based on any single factor noted above, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. In response to last year's financial crisis, FMR took a number of actions intended to cut costs and improve efficiency without weakening the investment teams or resources.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of the fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that Fidelity has taken a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure and broaden the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) contractually agreeing to reduce the management fee on Fidelity U.S. Bond Index Fund; and (iv) expanding Class A and Class T load waiver categories to increase rollover retention opportunities and create consistent policies across the classes.

Semiannual Report

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2008, as available, the cumulative total returns of Fidelity Advantage Class and Investor Class of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Spartan 500 Index Fund

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Investor Class of the fund (the class with the longer performance record) was in the first quartile for all the periods shown. The Board also stated that the investment performance of Investor Class of the fund was lower than its benchmark for the three- and five-year periods, although the one-year cumulative total return of Investor Class compared favorably to its benchmark. The Board considered that the performance of the fund and benchmark may vary due to fees, transaction costs, and valuation, which apply to the fund but not to the benchmark. The Board considered that the variations in performance between the fund's classes reflect the variations in class expenses, which result in lower performance for the higher expense class.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board reviewed the year-to-date performance of Investor Class through May 31, 2009 and stated that it exceeded the fund's benchmark.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance and factoring in the unprecedented market events in 2008, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 2% means that 98% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. For a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and custody fees) from the fund's management fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract.

Semiannual Report

Spartan 500 Index Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2008.

Furthermore, the Board considered that it had approved an amended and restated management contract for the fund (effective October 1, 2005) that lowered the fund's management fee from 10 basis points to 7 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower fee were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In its review of each class's total expenses, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board also considered that the current contractual arrangements for the fund (i) oblige FMR to pay all "class-level" expenses of Investor Class of the fund and limit the total expenses of Investor Class to 10 basis points, and (ii) oblige FMR to pay all "class-level" expenses of Fidelity Advantage Class of the fund and limit the total expenses of Fidelity Advantage Class to 7 basis points. These contractual arrangements may not be increased without the approval of the Board and the shareholders of the applicable class.

The Board noted that the total expenses of each class ranked below its competitive median for 2008.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board created an Ad Hoc Committee (the "Committee") to analyze economies of scale. The Committee was formed to consider whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Committee, that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance and Fidelity's long-term strategies for certain funds; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's compensation structure for portfolio managers and key personnel, including performance benchmarks used by Fidelity in evaluating incentive compensation for portfolio managers and research analysts; (iv) the structure and process of equity research and actions taken by FMR to improve the quality of research; (v) the selection of and compensation paid by FMR to fund sub-advisers; (vi) Fidelity's fee structures and rationale for recommending different fees among categories of funds; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; (viii) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees; and (ix) explanations for the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)
Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)
Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)
For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)
For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

SMI-USAN-1209
1.784866.106

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Commonwealth Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 31, 2009
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 31, 2009